united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH     45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 30

Date of reporting period:	February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

All Foreign Equity Environmental and Social Values Fund (IAFEX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	$34	0.68%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Money Market Funds	0.3%
Communications	2.8%
Consumer Staples	5.1%
Materials	6.2%
Energy	6.5%
Health Care	10.8%
Industrials	11.7%
Consumer Discretionary	14.0%
Technology	17.7%
Financials	22.9%

Country Weighting (% of net assets)

France
15.2%
United Kingdom
14.4%
Japan
10.7%
China
9.1%
Germany
7.3%
Switzerland
6.0%
Netherlands
4.4%
Taiwan Province of China
4.3%
Italy
3.5%
Spain
3.4%
Canada
3.4%
Denmark
3.3%
Brazil
2.3%
India
2.2%
Argentina
2.0%
Australia
1.9%
Korea (Republic of)
1.4%
Norway
1.4%
Sweden
1.0%
Indonesia
0.5%
United States
0.3%

Value	Value
United States	0.3%
Indonesia	0.5%
Sweden	1.0%
Norway	1.4%
Korea (Republic of)	1.4%
Australia	1.9%
Argentina	2.0%
India	2.2%
Brazil	2.3%
Denmark	3.3%
Canada	3.4%
Spain	3.4%
Italy	3.5%
Taiwan Province of China	4.3%
Netherlands	4.4%
Switzerland	6.0%
Germany	7.3%
China	9.1%
Japan	10.7%
United Kingdom	14.4%
France	15.2%

Fund Statistics

Net Assets	$210,582
Number of Portfolio Holdings	74
Advisory Fee (net of waivers)	$0
Portfolio Turnover	21%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (IAFEX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-IAFEX

Fisher Investments Institutional Group ESG Fixed Income Fund

ESG Fixed Income Fund for Retirement Plans (QDVBX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fisher Investments Institutional Group ESG Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

What did the Fund invest in?

Fund Statistics

Net Assets	$3,031,920
Number of Portfolio Holdings	14
Advisory Fee	$0
Portfolio Turnover	15%

Sector Weighting (% of net assets)

U.S. Treasury Obligations
42.6%
Exchange-Traded Funds
30.1%
Financials
9.3%
Real Estate
3.6%
Consumer Staples
3.5%
Communications
3.2%
Technology
2.7%
Money Market Funds
2.4%
Health Care
2.3%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	2.3%
Money Market Funds	2.4%
Technology	2.7%
Communications	3.2%
Consumer Staples	3.5%
Real Estate	3.6%
Financials	9.3%
Exchange-Traded Funds	30.1%
U.S. Treasury Obligations	42.6%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (QDVBX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-QDVBX

Fisher Investments Institutional Group ESG Stock Fund

ESG Stock Fund for Retirement Plans (QDVSX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fisher Investments Institutional Group ESG Stock Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.6%
Materials	2.3%
Communications	4.9%
Energy	6.2%
Consumer Staples	6.7%
Consumer Discretionary	8.4%
Industrials	12.3%
Health Care	14.3%
Financials	19.3%
Technology	24.8%

Country Weighting (% of net assets)

United States 71.6%
United Kingdom 4.8%
Taiwan Province of China 3.1%
China 3.0%
France 2.8%
Germany 2.4%
Spain 2.1%
Italy 2.1%
Switzerland 1.6%
Netherlands 1.4%
Japan 1.2%
Norway 1.0%
Brazil 0.8%
Canada 0.6%
Denmark 0.5%
Australia 0.5%
India 0.3%

Value	Value
India	0.3%
Australia	0.5%
Denmark	0.5%
Canada	0.6%
Brazil	0.8%
Norway	1.0%
Japan	1.2%
Netherlands	1.4%
Switzerland	1.6%
Italy	2.1%
Spain	2.1%
Germany	2.4%
France	2.8%
China	3.0%
Taiwan Province of China	3.1%
United Kingdom	4.8%
United States	71.6%

Fund Statistics

Net Assets	$302,720
Number of Portfolio Holdings	94
Advisory Fee	$0
Portfolio Turnover	3%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (QDVSX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-QDVSX

Fisher Investments Institutional Group Fixed Income Fund

Fixed Income Fund for Retirement Plans (QDIBX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fisher Investments Institutional Group Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

What did the Fund invest in?

Fund Statistics

Net Assets	$3,059,346
Number of Portfolio Holdings	13
Advisory Fee	$0
Portfolio Turnover	14%

Sector Weighting (% of net assets)

U.S. Treasury Obligations 43.9%
Exchange-Traded Funds 29.1%
Financials 9.3%
Real Estate 3.5%
Consumer Staples 3.5%
Communications 3.2%
Technology 2.7%
Money Market Funds 2.3%
Health Care 2.2%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	2.2%
Money Market Funds	2.3%
Technology	2.7%
Communications	3.2%
Consumer Staples	3.5%
Real Estate	3.5%
Financials	9.3%
Exchange-Traded Funds	29.1%
U.S. Treasury Obligations	43.9%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (QDIBX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-QDIBX

Fisher Investments Institutional Group Stock Fund

Stock Fund for Retirement Plans (QDISX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fisher Investments Institutional Group Stock Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group Stock Fund for Retirement Plans	$-	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.6%
Materials	2.2%
Energy	6.2%
Consumer Staples	7.0%
Communications	7.7%
Consumer Discretionary	9.0%
Industrials	11.5%
Health Care	13.9%
Financials	17.0%
Technology	24.7%

Country Weighting (% of net assets)

United States
73.4%
United Kingdom
3.3%
Germany
3.1%
Taiwan Province of China
3.0%
China
2.9%
France
2.3%
Canada
2.1%
Spain
2.1%
Japan
1.8%
Netherlands
1.7%
Italy
1.6%
Switzerland
1.0%
Brazil
0.7%
India
0.4%
Australia
0.4%

Value	Value
Australia	0.4%
India	0.4%
Brazil	0.7%
Switzerland	1.0%
Italy	1.6%
Netherlands	1.7%
Japan	1.8%
Spain	2.1%
Canada	2.1%
France	2.3%
China	2.9%
Taiwan Province of China	3.0%
Germany	3.1%
United Kingdom	3.3%
United States	73.4%

Fund Statistics

Net Assets	$302,434
Number of Portfolio Holdings	101
Advisory Fee	$0
Portfolio Turnover	4%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Fisher Investments Institutional Group Stock Fund for Retirement Plans (QDISX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Funds' website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-QDISX

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

U.S. Large Cap Equity Environmental and Social Values Fund (ILESX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Values Fund	$24	0.47%

What did the Fund invest in?

Fund Statistics

Net Assets	$308,393
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$0
Portfolio Turnover	17%

Sector Weighting (% of net assets)

Technology 29.7%
Financials 19.2%
Health Care 16.2%
Industrials 9.4%
Consumer Discretionary 8.7%
Communications 5.1%
Energy 4.9%
Consumer Staples 3.9%
Materials 1.4%
Money Market Funds 0.5%
Other Assets in Excess of Liabilities 1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.5%
Materials	1.4%
Consumer Staples	3.9%
Energy	4.9%
Communications	5.1%
Consumer Discretionary	8.7%
Industrials	9.4%
Health Care	16.2%
Financials	19.2%
Technology	29.7%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Values Fund (ILESX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-ILESX

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

U.S. Small Cap Equity Fund (IUSCX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fisher Investments Institutional Group U.S. Small Cap Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	$36	0.75%

What did the Fund invest in?

Fund Statistics

Net Assets	$203,806
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Sector Weighting (% of net assets)

Financials
23.5%
Health Care
18.0%
Industrials
17.6%
Consumer Discretionary
15.2%
Technology
12.9%
Energy
4.5%
Materials
3.3%
Consumer Staples
1.5%
Real Estate
1.4%
Money Market Funds
0.6%
Other Assets in Excess of Liabilities
1.5%

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	0.6%
Real Estate	1.4%
Consumer Staples	1.5%
Materials	3.3%
Energy	4.5%
Technology	12.9%
Consumer Discretionary	15.2%
Industrials	17.6%
Health Care	18.0%
Financials	23.5%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (IUSCX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-IUSCX

OneAscent Core Plus Bond ETF

(OACP) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oacp. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$36	0.72%

Fund Statistics

Net Assets	$166,927,526
Number of Portfolio Holdings	190
Advisory Fee	$412,474
Portfolio Turnover	65%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%, due 01/31/30	4.8%
United States Treasury Note, 4.750%, due 02/15/45	3.9%
Fannie Mae Pool, 4.000%, due 06/1/52	1.3%
Fannie Mae Pool, 5.500%, due 10/1/53	1.3%
Fannie Mae Pool, 3.500%, due 04/1/52	1.3%
Fannie Mae Pool, 3.000%, due 04/1/52	1.3%
Fannie Mae Pool, 5.500%, due 05/1/54	1.2%
Fannie Mae Pool, 3.000%, due 04/1/52	1.2%
Fannie Mae Pool, 4.500%, due 09/1/52	1.1%
Fannie Mae Pool, 4.500%, due 08/1/52	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Corporate Bonds 43.4%
U.S. Government & Agencies 35.3%
Asset Backed Securities 9.8%
Municipal Bonds 6.8%
Term Loans 1.7%
Collateralized Mortgage Obligations 1.2%
International Bonds 0.6%
Foreign Governments 0.6%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.6%
International Bonds	0.6%
Collateralized Mortgage Obligations	1.2%
Term Loans	1.7%
Municipal Bonds	6.8%
Asset Backed Securities	9.8%
U.S. Government & Agencies	35.3%
Corporate Bonds	43.4%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oacp), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Core Plus Bond ETF

Semi-Annual Shareholder Report - February 28, 2025

TSR-SAR 022825-OACP

OneAscent Emerging Markets ETF

(OAEM) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://investments.oneascent.com/etfs/oaem. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$61	1.25%

Fund Statistics

Net Assets	$43,603,778
Number of Portfolio Holdings	37
Advisory Fee (net of recoupments)	$260,602
Portfolio Turnover	15%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	4.8%
MediaTek, Inc.	3.9%
Accton Technology Corp.	3.7%
Haier Smart Home Co. Ltd., H Shares	3.5%
MakeMyTrip Ltd.	3.2%
Hanwha Aerospace Co. Ltd.	3.2%
Trip.com Group Ltd.	3.1%
Central Pattana PCL	2.8%
LIG Nex1 Co. Ltd.	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.8%
Consumer Discretionary
14.2%
Industrials
11.2%
Financials
9.6%
Communications
6.3%
Materials
5.2%
Consumer Staples
4.7%
Real Estate
2.8%
Health Care
1.9%
Energy
1.2%
Other Assets in Excess of Liabilities
12.1%

Value	Value
Other Assets in Excess of Liabilities	12.1%
Energy	1.2%
Health Care	1.9%
Real Estate	2.8%
Consumer Staples	4.7%
Materials	5.2%
Communications	6.3%
Financials	9.6%
Industrials	11.2%
Consumer Discretionary	14.2%
Technology	30.8%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaem), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Emerging Markets ETF

Semi-Annual Shareholder Report - February 28, 2025

TSR-SAR 022825-OAEM

OneAscent International Equity ETF

(OAIM) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://investments.oneascent.com/etfs/oaim. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$47	0.95%

Fund Statistics

Net Assets	$159,821,183
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$499,458
Portfolio Turnover	26%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KBC Group N.V.	3.7%
CRH plc	3.3%
DBS Group Holdings Ltd.	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3.1%
Siemens AG	2.7%
Bangkok Bank PCL	2.7%
Heidelberg Materials A.G.	2.6%
Mitsubishi Electric Corp.	2.6%
Vinci S.A.	2.5%
Nomura Research Institute Ltd.	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.0%
Industrials
19.6%
Financials
15.7%
Materials
11.2%
Health Care
9.2%
Energy
4.7%
Consumer Staples
3.0%
Utilities
1.7%
Communications
1.3%
Other Assets in Excess of Liabilities
8.6%

Value	Value
Other Assets in Excess of Liabilities	8.6%
Communications	1.3%
Utilities	1.7%
Consumer Staples	3.0%
Energy	4.7%
Health Care	9.2%
Materials	11.2%
Financials	15.7%
Industrials	19.6%
Technology	25.0%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaim), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent International Equity ETF

Semi-Annual Shareholder Report - February 28, 2025

TSR-SAR 022825-OAIM

OneAscent Large Cap Core ETF

(OALC) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://investments.oneascent.com/etfs/oalc. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$25	0.49%

Fund Statistics

Net Assets	$125,114,115
Number of Portfolio Holdings	202
Advisory Fee (net of waivers)	$168,546
Portfolio Turnover	12%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.3%
NVIDIA Corp.	6.2%
Amazon.com, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.9%
Broadcom, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Visa, Inc., Class A	1.8%
Tesla, Inc.	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Real Estate	1.0%
Materials	1.2%
Utilities	2.5%
Energy	2.6%
Consumer Staples	5.7%
Industrials	6.8%
Communications	9.9%
Health Care	10.9%
Financials	11.0%
Consumer Discretionary	11.6%
Technology	35.2%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oalc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Large Cap Core ETF

Semi-Annual Shareholder Report - February 28, 2025

TSR-SAR 022825-OALC

OneAscent Small Cap Core ETF

(OASC) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about OneAscent Small Cap Core ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://investments.oneascent.com/etfs/oasc. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Small Cap Core ETF	$31	0.64%

Fund Statistics

Net Assets	$18,595,215
Number of Portfolio Holdings	214
Advisory Fee (net of waivers)	$0
Portfolio Turnover	15%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lincoln National Corp.	1.0%
SPX Technologies, Inc.	0.9%
First Hawaiian, Inc.	0.9%
United Community Banks, Inc.	0.9%
Alaska Air Group, Inc.	0.9%
Badger Meter, Inc.	0.9%
Piper Sandler Cos.	0.9%
S&T Bancorp, Inc.	0.9%
UniFirst Corp.	0.8%
Cavco Industries, Inc.	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.2%
Consumer Discretionary
17.1%
Industrials
14.6%
Technology
11.6%
Health Care
8.9%
Materials
6.4%
Real Estate
4.8%
Utilities
3.4%
Energy
3.2%
Communications
2.8%
Consumer Staples
1.9%
Other Assets in Excess of Liabilities
5.1%

Value	Value
Other Assets in Excess of Liabilities	5.1%
Consumer Staples	1.9%
Communications	2.8%
Energy	3.2%
Utilities	3.4%
Real Estate	4.8%
Materials	6.4%
Health Care	8.9%
Technology	11.6%
Industrials	14.6%
Consumer Discretionary	17.1%
Financials	20.2%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oasc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Small Cap Core ETF

Semi-Annual Shareholder Report - February 28, 2025

TSR-SAR 022825-OASC

Tactical Multi-Purpose Fund

Tactical Multi-Purpose Fund (TMPFX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Tactical Multi-Purpose Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$50	1.00%

What did the Fund invest in?

Fund Statistics

Net Assets	$26,848
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Composition of Net Assets (% of net assets)

U.S. Treasury Obligations
59.4%
Money Market Funds
29.4%
Other Assets in Excess of Liabilities
11.2%

Value	Value
Other Assets in Excess of Liabilities	11.2%
Money Market Funds	29.4%
U.S. Treasury Obligations	59.4%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Tactical Multi-Purpose Fund (TMPFX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-TMPFX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FISHER INVESTMENTS INSTITUTIONAL
GROUP FUND FAMILY

Semi-Annual Financial Statements
and Additional Information

February 28, 2025

Fisher Investments Institutional Group

All Foreign Equity Environmental and Social Values Fund

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 851-8845

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Schedule of Investments

February 28, 2025 (Unaudited)

COMMON STOCKS — 97.70%	Shares	Fair Value
Argentina — 2.02%
Consumer Discretionary — 2.02%
MercadoLibre, Inc.(a)	2	$4,244
Total Argentina		4,244

Australia — 1.90%
Health Care — 0.69%
CSL Ltd.	9	1,456

Technology — 1.21%
XERO Ltd.(a)	24	2,543
Total Australia		3,999

Brazil — 2.29%
Financials — 2.29%
Banco Bradesco SA - ADR	1,021	1,991
Itau Unibanco Holding SA - ADR	514	2,822
		4,813
Total Brazil		4,813

Canada — 3.40%
Financials — 1.29%
Royal Bank of Canada	23	2,718

Industrials — 0.78%
Canadian Pacific Kansas City Ltd.	21	1,636

Technology — 1.33%
Shopify, Inc., Class A(a)	25	2,800
Total Canada		7,154

China — 9.09%
Communications — 2.80%
NetEase, Inc. - ADR	19	1,895
Tencent Holdings Ltd. - ADR	65	4,005
		5,900
Consumer Discretionary — 5.19%
Alibaba Group Holding Ltd. - ADR	30	3,975
Geely Automobile Holdings Ltd.	896	2,021
Haier Smart Home Co. Ltd., H Shares(a)	350	1,114
JD.com, Inc. - ADR	42	1,760
Meituan - ADR(a)	49	2,050
		10,920
Consumer Staples — 0.47%
China Mengniu Dairy Co. Ltd.	437	997

See accompanying notes which are an integral part of these financial statements.

1

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 97.70% - continued	Shares	Fair Value
China — 9.09% - continued
Financials — 0.63%
Ping An Insurance (Group) Company of China Ltd., H Shares	225	$1,329
Total China		19,146

Denmark — 3.26%
Energy — 0.44%
Vestas Wind Systems A/S(a)	65	917

Health Care — 2.82%
Coloplast A/S - ADR	51	541
Novo Nordisk A/S	60	5,379
		5,920
Total Denmark		6,837

France — 15.32%
Consumer Discretionary — 4.63%
Cia Generale de Establissements Michelin SCA	35	1,240
Hermes International SA	3	8,518
		9,758
Consumer Staples — 1.04%
L’Oreal SA	6	2,197

Financials — 2.84%
BNP Paribas SA	26	1,965
Credit Agricole SA	116	1,927
Societe Generale SA	51	2,079
		5,971
Health Care — 1.54%
Sanofi	30	3,248

Industrials — 1.56%
Aeroports de Paris	19	1,944
Vinci SA - ADR	47	1,348
		3,292
Materials — 2.76%
Cie de Saint-Gobain	58	5,819

Technology — 0.95%
Dassault Systems SE	51	2,009
Total France		32,294

Germany — 7.30%
Consumer Staples — 1.31%
Beiersdorf AG	20	2,745

Financials — 0.87%
Deutsche Boerse AG	7	1,824

Industrials — 3.30%
Deutsche Post AG	66	2,581

See accompanying notes which are an integral part of these financial statements.

2

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 97.70% - continued	Shares	Fair Value
Germany — 7.30% - continued
Industrials — 3.30% - continued
Siemens AG	19	$4,360
		6,941
Technology — 1.82%
SAP SE	14	3,853
Total Germany		15,363

India — 2.17%
Financials — 1.20%
HDFC Bank Ltd. - ADR	41	2,526

Technology — 0.97%
Infosys Ltd. - ADR	102	2,050
Total India		4,576

Indonesia — 0.47%
Financials — 0.47%
Bank Rakyat Indonesia Persero Tbk PT - ADR	94	991
Total Indonesia		991

Italy — 3.45%
Energy — 1.58%
Eni SpA	231	3,320

Financials — 1.87%
Intesa Sanpaolo SpA	418	2,052
UniCredit SpA	36	1,890
		3,942
Total Italy		7,262

Japan — 10.72%
Financials — 7.29%
Mitsubishi UFJ Financial Group, Inc. - ADR	390	4,965
Mizuho Financial Group, Inc.	100	2,775
Nomura Holdings, Inc. - ADR	439	2,827
Sumitomo Mitsui Financial Group, Inc. - ADR	313	4,792
		15,359
Industrials — 3.43%
Daifuku Co. Ltd. - ADR	95	1,239
FANUC Corp. - ADR	58	835
Keyence Corp.	10	3,948
Kubota Corp.	100	1,229
		7,251
Total Japan		22,610

See accompanying notes which are an integral part of these financial statements.

3

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 97.70% - continued	Shares	Fair Value
Korea (Republic of) — 1.42%
Technology — 1.42%
Samsung Electronics Co. Ltd.	80	$2,986
Total Korea (Republic of)		2,986

Netherlands — 4.40%
Financials — 0.90%
ING Groep NV	106	1,885

Technology — 3.50%
ASML Holding NV	7	4,927
Wolters Kluwer NV	16	2,450
		7,377
Total Netherlands		9,262

Norway — 1.38%
Energy — 1.38%
Equinor ASA	127	2,903
Total Norway		2,903

Spain — 3.43%
Consumer Discretionary — 1.08%
Industria de Diseno Textil SA	42	2,266

Energy — 1.33%
Repsol SA	220	2,809

Financials — 1.02%
Banco Santander SA	333	2,149
Total Spain		7,224

Sweden — 0.98%
Industrials — 0.98%
Atlas Copco AB	121	2,055
Total Sweden		2,055

Switzerland — 6.02%
Financials — 0.85%
UBS Group Ag(a)	52	1,780

Health Care — 3.57%
Novartis AG	39	4,219
Roche Holding AG	10	3,315
		7,534
Industrials — 1.60%
ABB Ltd.	63	3,363
Total Switzerland		12,677

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 97.70% - continued	Shares	Fair Value
Taiwan Province of China — 4.28%
Technology — 4.28%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50	$9,026
Total Taiwan Province of China		9,026

United Kingdom — 14.40%
Consumer Discretionary — 1.07%
Next PLC	18	2,270

Consumer Staples — 2.33%
Coca-Cola European Partners PLC	40	3,450
Reckitt Benckiser Group PLC	22	1,450
		4,900
Energy — 1.80%
BP PLC	691	3,802

Financials — 1.38%
Barclays PLC	746	2,923

Health Care — 2.15%
AstraZeneca PLC	30	4,517

Materials — 3.48%
Anglo American PLC	96	2,821
Antofagasta PLC	206	4,493
		7,314
Technology — 2.19%
Experian PLC	97	4,594
Total United Kingdom		30,320
Total Common Stocks (Cost $158,481)		205,742

MONEY MARKET FUNDS — 0.27%
First American Government Obligations Fund, Class X, 4.29%(b)	566	566
Total Money Market Funds (Cost $566)		566

Total Investments — 97.97% (Cost $159,047)		206,308
Other Assets in Excess of Liabilities — 2.03%		4,274
NET ASSETS — 100.00%		$210,582

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $159,047)	$206,308
Cash	67
Dividends receivable	442
Receivable from Adviser	32,468
Prepaid expenses	2,229
Total Assets	241,514

Liabilities
Payable to affiliates	12,694
Accrued audit and tax fees	10,517
Other accrued expenses	7,721
Total Liabilities	30,932
Net Assets	$210,582

Net Assets consist of:
Paid-in capital	$166,239
Accumulated earnings	44,343
Net Assets	$210,582
Shares outstanding (unlimited number of shares authorized, no par value)	16,366
Net asset value, offering and redemption price per share	$12.87

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Statement of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $314)	$1,701
Total investment income	1,701

Expenses
Administration	30,684
Legal	10,219
Audit and tax	10,016
Trustee	10,012
Compliance services	6,723
Transfer agent	6,537
Custodian	2,415
Report printing	2,105
Pricing	1,867
Registration	840
Adviser	614
Miscellaneous	16,060
Total expenses	98,092
Fees waived and/or expenses reimbursed by Adviser	(97,406)
Net operating expenses	686
Net investment income	1,015

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	5,128
Net realized gain on foreign currency translations	13
Net change in unrealized depreciation of investment securities	(4,411)
Net change in unrealized depreciation of foreign currency	(4)
Net realized and change in unrealized gain on investments	726
Net increase in net assets resulting from operations	$1,741

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,015	$3,167
Net realized gain (loss) on investment securities transactions	5,141	(4,981)
Net change in unrealized appreciation (depreciation) of investment securities	(4,415)	32,603
Net increase in net assets resulting from operations	1,741	30,789

Distributions From:
Earnings	(3,276)	(2,968)
Total distributions	(3,276)	(2,968)

Capital Transactions
Reinvestment of distributions	3,276	2,968
Net increase in net assets resulting from capital transactions	3,276	2,968
Total Increase in Net Assets	1,741	30,789

Net Assets
Beginning of period	208,841	178,052
End of period	$210,582	$208,841

Share Transactions
Shares issued in reinvestment of distributions	275	253
Net increase in shares	275	253

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.98		$11.24	$9.67	$13.84	$10.36	$10.00

Investment operations:
Net investment income	0.06		0.20	0.18	0.19	0.14	0.01
Net realized and unrealized gain (loss)	0.03		1.73	1.56	(3.91)	3.38	0.35
Total from investment operations	0.09		1.93	1.74	(3.72)	3.52	0.36

Less distributions to shareholders from:
Net investment income	(0.20)		(0.19)	(0.17)	(0.16)	(0.04)	—
Net realized gains	—		—	—	(0.29)	—	—
Total distributions	(0.20)		(0.19)	(0.17)	(0.45)	(0.04)	—

Net asset value, end of period	$12.87		$12.98	$11.24	$9.67	$13.84	$10.36

Total Return(b)	0.85	%(c)	17.32%	18.20%	(27.71)%	34.07%	3.60	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$211		$209	$178	$151	$208	$155
Ratio of net expenses to average net assets	0.68	%(d)	0.68%	0.68%	0.68%	0.68%	0.68	%(d)
Ratio of gross expenses to average net assets before waiver and reimbursement	97.22	%(d)	96.19%	104.85%	93.97%	80.18%	201.44	%(d)
Ratio of net investment income to average net assets	1.02	%(d)	1.65%	1.73%	1.56%	1.15%	0.98	%(d)
Portfolio turnover rate	21	%(c)	28%	18%	22%	17%	4	%(c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Notes to the Financial Statements

February 28, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI ex U.S.Index.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes

10

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 28, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

11

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

12

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of

13

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$205,742	$—	$—	$205,742
Money Market Funds	566	—	—	566
Total	$206,308	$—	$—	$206,308

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant observable (Level 2) and unobservable (Level 3) inputs were used in determining fair value; therefore, no reconciliation of Level 2 or Level 3 securities is included for this reporting period.

14

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.61% of the Fund’s average daily net assets. For the six months ended February 28, 2025, the Adviser earned management fees of $614 from the Fund before the fee waiver and expense reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2029 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the six months ended February 28, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $97,406 for the Fund. At February 28, 2025, the Adviser owed the Fund $32,468.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2025, the Adviser may seek repayment of fee waivers and expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2025	$92,826
August 31, 2026	174,056
August 31, 2027	183,000
February 28, 2028	97,406

15

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2025, purchases and sales of investment securities, other than short-term investments, were $41,487 and $45,990, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2025.

16

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$53,486
Gross unrealized depreciation	(6,980)
Net unrealized appreciation on investments	$46,506
Tax cost of investments	$159,801

The tax character of distributions paid for the fiscal year ended August 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$2,968
Total distributions paid	$2,968

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,596
Accumulated capital and other losses	(7,639)
Unrealized appreciation on investments	50,922
Total accumulated earnings	$45,879

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

As of August 31, 2024, the Fund had accumulated short-term capital loss carryforwards of $2,338 and long-term capital loss carryforwards of $5,301, not subject to expiration.

17

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2025, the Fund had 22.90% and 17.67% of the value of its net assets invested in stocks within the Financials and Technology sectors, respectively.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The FI Institutional Group All Foreign Equity Environmental and Social Values Fund (the “All Foreign Fund” or “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the All Foreign Fund and, as required by law, considered the renewal of the All Foreign Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 19, 2025 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2025, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager, Institutional Funds Team Lead, Vice President Institutional Operations, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the All Foreign Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the All Foreign Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the All Foreign Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the All Foreign Fund. The Trustees concluded that they were satisfied with the

19

Additional Information (Unaudited) (continued)

nature, extent, and quality of investment management services provided by Fisher to the All Foreign Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of the All Foreign Fund for periods ended December 31, 2024. The Trustees noted that the All Foreign Fund had outperformed the medians of its peer group and Morningstar Foreign Large Growth category, as well as its benchmark, the MSCI ACWI Ex USA Index, over the since-inception period, but underperformed the peer group, Morningstar category, and the benchmark over the one-year period. The Trustees observed that over the three-year period, the All Foreign Fund outperformed its peer group median but underperformed the Morningstar category median and benchmark. The Trustees acknowledged that Fisher attributed underperformance to certain sector weightings and security selection. The Trustees noted that Fisher does not manage accounts comparable to the All Foreign Fund. Based upon the foregoing, the Trustees concluded the performance of the All Foreign Fund is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the All Foreign Fund. The Trustees noted that the management fee and net expense ratio of the All Foreign Fund are below the averages and medians of its Morningstar category and peer group. The Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the All Foreign Fund through at least December 31, 2029.

The Trustees also considered a profitability analysis for the All Foreign Fund prepared by Fisher, which showed that Fisher is not earning a profit for managing the All Foreign Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the All Foreign Fund. The Trustees concluded that the management fees represent reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the All Foreign Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the All Foreign grows larger. The Trustees determined that, in light of the current size of the All Foreign Fund, and Fisher’s representations that it is not earning a profit in managing this Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing this Fund. Therefore, breakpoints are not a consideration at this time with respect to the All Foreign Fund.

20

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

FISHER INVESTMENTS INSTITUTIONAL
GROUP FUND FAMILY

Semi-Annual Financial Statements

and Additional Information

February 28, 2025

Fisher Investments Institutional Group

U.S. Large Cap Equity Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC

6500 International Parkway, Suite 2050

Plano, Texas 75093

(800) 851-8845

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Schedule of Investments

February 28, 2025 (Unaudited)

COMMON STOCKS — 98.50%	Shares	Fair Value
Communications — 5.10%
Alphabet, Inc., Class A	52	$8,854
Netflix, Inc.(a)	7	6,864
		15,718
Consumer Discretionary — 8.73%
Amazon.com, Inc.(a)	58	12,312
Home Depot, Inc. (The)	22	8,725
KB Home	63	3,843
Yum! Brands, Inc.	13	2,033
		26,913
Consumer Staples — 3.86%
Costco Wholesale Corp.	4	4,194
General Mills, Inc.	23	1,394
Kimberly-Clark Corp.	6	852
PepsiCo, Inc.	14	2,149
Procter & Gamble Co. (The)	19	3,303
		11,892
Energy — 4.94%
Baker Hughes Co.	105	4,681
EOG Resources, Inc.	38	4,824
Halliburton Co.	83	2,189
Schlumberger Ltd.	85	3,541
		15,235
Financials — 19.19%
American Express Co.	25	7,524
Bank of America Corp.	128	5,901
BlackRock, Inc.	5	4,889
Charles Schwab Corp. (The)	22	1,750
Citigroup, Inc.	70	5,597
Goldman Sachs Group, Inc. (The)	12	7,468
JPMorgan Chase & Co.	31	8,204
Morgan Stanley	31	4,126
T. Rowe Price Group, Inc.	27	2,854
U.S. Bancorp	100	4,690
Visa, Inc., Class A	17	6,166
		59,169
Health Care — 16.17%
Abbott Laboratories	27	3,726
AbbVie, Inc.	23	4,808
Amgen, Inc.	16	4,929
Biogen, Inc.(a)	25	3,513
Eli Lilly & Co.	9	8,285
Intuitive Surgical, Inc.(a)	15	8,598
Johnson & Johnson	32	5,280
Medtronic PLC	16	1,472
Merck & Co., Inc.	46	4,244
Pfizer, Inc.	100	2,643

See accompanying notes which are an integral part of these financial statements.

1

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 98.50% - continued	Shares	Fair Value
Health Care — 16.17% - continued
UnitedHealth Group, Inc.	5	$2,375
Viatris, Inc.	1	9
		49,882
Industrials — 9.40%
Caterpillar, Inc.	11	3,783
Cummins, Inc.	10	3,682
Eaton Corp. PLC	12	3,520
Emerson Electric Co.	29	3,527
HEICO Corp.	14	3,706
Norfolk Southern Corp.	13	3,195
Otis Worldwide Corp.	26	2,594
Rockwell Automation, Inc.	12	3,446
United Parcel Service, Inc., Class B	13	1,547
		29,000
Materials — 1.43%
Nucor Corp.	32	4,399

Technology — 29.68%
Adobe, Inc.(a)	8	3,508
Advanced Micro Devices, Inc.(a)	23	2,297
Apple, Inc.	93	22,491
Autodesk, Inc.(a)	10	2,742
KLA-Tencor Corp.	2	1,418
Marvell Technology, Inc.	40	3,673
Microsoft Corp.	49	19,454
NVIDIA Corp.	186	23,235
Oracle Corp.	22	3,653
QUALCOMM, Inc.	20	3,143
Salesforce, Inc.	20	5,957
		91,571
Total Common Stocks (Cost $189,659)		303,779

MONEY MARKET FUNDS — 0.54%
First American Government Obligations Fund, Class X, 4.29%(b)	1,652	1,652
Total Money Market Funds (Cost $1,652)		1,652

Total Investments — 99.04% (Cost $191,311)		305,431
Other Assets in Excess of Liabilities — 0.96%		2,962
NET ASSETS — 100.00%		$308,393

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes which are an integral part of these financial statements.

2

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $191,311)	$305,431
Dividends receivable	351
Receivable from Adviser	30,027
Prepaid expenses	2,347
Total Assets	338,156

Liabilities
Payable to affiliates	13,199
Accrued audit and tax fees	10,219
Other accrued expenses	6,345
Total Liabilities	29,763
Net Assets	$308,393

Net Assets consist of:
Paid-in capital	$182,178
Accumulated earnings	126,215
Net Assets	$308,393
Shares outstanding (unlimited number of shares authorized, no par value)	17,196
Net asset value, offering and redemption price per share	$17.93

See accompanying notes which are an integral part of these financial statements.

3

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Statement of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

Investment Income
Dividend income	$1,937
Total investment income	1,937

Expenses
Administration	30,684
Legal	10,219
Trustee	10,012
Audit and tax	9,720
Transfer agent	6,538
Compliance services	6,227
Report printing	2,266
Custodian	1,343
Registration	819
Adviser	606
Pricing	531
Miscellaneous	12,058
Total expenses	91,023
Fees waived and/or expenses reimbursed by Adviser	(90,310)
Net operating expenses	713
Net investment income	1,224

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	14,374
Net change in unrealized appreciation of investment securities	1,112
Net realized and change in unrealized gain on investments	15,486
Net increase in net assets resulting from operations	$16,710

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,224	$2,385
Net realized gain on investment securities transactions	14,374	6,138
Net change in unrealized appreciation of investment securities	1,112	55,142
Net increase in net assets resulting from operations	16,710	63,665

Distributions From:
Earnings	(10,014)	(11,553)
Total distributions	(10,014)	(11,553)

Capital Transactions
Reinvestment of distributions	10,014	11,553
Net increase in net assets resulting from capital transactions	10,014	11,553
Total Increase in Net Assets	16,710	63,665

Net Assets
Beginning of period	291,683	228,018
End of period	$308,393	$291,683

Share Transactions
Shares issued in reinvestment of distributions	559	798
Net increase in shares	559	798

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$17.53		$14.40	$11.69	$15.24	$11.20	$10.00

Investment operations:
Net investment income	0.07		0.15	0.08	0.09	0.07	0.01
Net realized and unrealized gain (loss)	0.93		3.71	2.97	(3.32)	4.00	1.19
Total from investment operations	1.00		3.86	3.05	(3.23)	4.07	1.20

Less distributions to shareholders from:
Net investment income	(0.14)		(0.19)	(0.07)	(0.07)	(0.03)	—
Net realized gains	(0.46)		(0.54)	(0.27)	(0.25)	—	—
Total distributions	(0.60)		(0.73)	(0.34)	(0.32)	(0.03)	—

Net asset value, end of period	$17.93		$17.53	$14.40	$11.69	$15.24	$11.20

Total Return(b)	5.72	%(c)	27.87%	27.02%	(21.68)%	36.46%	12.00	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$308		$292	$228	$180	$229	$168
Ratio of net expenses to average net assets	0.47	%(d)	0.47%	0.47%	0.47%	0.47%	0.47	%(d)
Ratio of gross expenses to average net assets before waiver and reimbursement	60.00	%(d)	66.83%	81.87%	71.11%	74.51%	185.76	%(d)
Ratio of net investment income to average net assets	0.81	%(d)	0.94%	1.11%	0.67%	0.60%	0.60	%(d)
Portfolio turnover rate	17	%(c)	19%	33%	12%	9%	—	%(c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Notes to the Financial Statements

February 28, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the S&P 500 Index.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on

7

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 28, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for

8

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

9

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the

10

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$303,779	$—	$—	$303,779
Money Market Funds	1,652	—	—	1,652
Total	$305,431	$—	$—	$305,431

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant observable (Level 2) and unobservable (Level 3) inputs were used in determining fair value; therefore, no reconciliation of Level 2 or Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended February 28, 2025, the Adviser earned management fees of $606 from the Fund before the fee waiver and expense reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2029 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other

11

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the six months ended February 28, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $90,310 for the Fund. At February 28, 2025, the Adviser owed the Fund $30,027.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2025, the Adviser may seek repayment of fee waivers and expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2025	$75,622
August 31, 2026	157,972
August 31, 2027	169,114
February 28, 2028	90,310

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

12

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2025, purchases and sales of investment securities, other than short-term investments, were $50,612 and $54,897, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2025.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

13

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$116,555
Gross unrealized depreciation	(2,613)
Net unrealized appreciation on investments	$113,942
Tax cost of investments	$191,489

The tax character of distributions paid for the fiscal year ended August 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$2,948
Long-term capital gains	8,605
Total distributions paid	$11,553

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,064
Undistributed long-term capital gains	4,624
Unrealized appreciation on investments	112,831
Total accumulated earnings	$119,519

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2025, the Fund had 29.68% of the value of its net assets invested in stocks within the Technology sector.

14

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Large Cap Fund” or “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Large Cap Fund and, as required by law, considered the renewal of the Large Cap Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 19, 2025 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2025, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager, Institutional Funds Team Lead, Vice President Institutional Operations, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Large Cap Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Large Cap Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolios, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Large Cap Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Large Cap Fund. The Trustees concluded that they were satisfied with the

16

Additional Information (Unaudited) (continued)

nature, extent, and quality of investment management services provided by Fisher to each of the Large Cap Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of the Large Cap Fund for periods ended December 31, 2024. The Trustees noted that the Large Cap Fund had outperformed the medians of its peer group and Morningstar Large Growth category, as well as its benchmark, the S&P 500 Index, over the since inception period. The Trustees observed that over the one-year period, the Large Cap Fund underperformed the peer group and Morningstar category medians but outperformed the benchmark. The Trustees then noted that over the three-year period, the Large Cap Fund slightly underperformed the benchmark but outperformed the peer group and Morningstar category medians. The Board acknowledged that Fisher attributed underperformance to certain sector weightings as well as security selection. The Trustees noted that for the one-year and three-year periods, the Large Cap Fund outperformed a UCITS fund managed by Fisher with a similar investment strategy to that of the Large Cap Fund. The Trustees noted Fisher’s explanation that the dispersion in performance between the Large Cap Fund and the UCITS fund can be attributed to strong equity selection within a particular sector for the Large Cap Fund. Based upon the foregoing, the Trustees concluded the performance of the Large Cap Fund is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Large Cap Fund. The Trustees noted that the management fee and net expense ratio of the Large Cap Fund are below the averages and medians of its Morningstar category and peer group. Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the Large Cap Fund through at least December 31, 2029. The Trustees also noted that the management fee of the Large Cap Fund is lower than the fee that Fisher charges to its similar UCITS fund.

The Trustees also considered profitability analyses for the Large Cap Fund prepared by Fisher, which showed that Fisher is not earning a profit for managing the Large Cap. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Large Cap Fund. The Trustees concluded that the management fees represent reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Large Cap Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Large Cap Fund grows larger. The Trustees determined that, in light of the current size of the Large Cap Fund, and Fisher’s representations that it is not earning a profit in managing this Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing this Fund. Therefore, breakpoints are not a consideration at this time with respect to the Large Cap Fund.

17

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

FISHER INVESTMENTS INSTITUTIONAL
GROUP FUND FAMILY

Semi-Annual Financial Statements

and Additional Information

February 28, 2025

Fisher Investments Institutional Group

Stock Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Stock Fund for Retirement Plans

Fisher Investments Institutional Group

Fixed Income Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Fixed Income Fund for Retirement Plans

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 851-8845

Fisher Investments Institutional Group Stock Fund For Retirement Plans

Schedule of Investments

February 28, 2025 (Unaudited)

COMMON STOCKS — 99.23%	Shares	Fair Value
Australia — 0.44%
Materials — 0.44%
BHP Group Ltd.	26	$630
Rio Tinto Ltd.	10	704
		1,334
Total Australia		1,334

Brazil — 0.68%
Financials — 0.56%
Banco Bradesco SA - ADR	357	696
Itau Unibanco Holding SA - ADR	183	1,005
		1,701
Materials — 0.12%
Vale SA - ADR	38	358
Total Brazil		2,059

Canada — 2.14%
Energy — 0.37%
Suncor Energy, Inc.	29	1,110

Industrials — 0.67%
Canadian Pacific Kansas City Ltd.	26	2,026

Materials — 1.10%
Hudbay Minerals, Inc.	232	1,650
Lundin Mining Corp.	208	1,666
		3,316
Total Canada		6,452

China — 2.92%
Communications — 0.79%
Tencent Holdings Ltd. - ADR	39	2,403

Consumer Discretionary — 1.35%
Alibaba Group Holding Ltd. - ADR	21	2,783
Meituan Dianping(a)	62	1,292
		4,075
Financials — 0.67%
Ping An Insurance (Group) Company of China Ltd., H Shares	341	2,015

Health Care — 0.11%
Sino Biopharmaceutical Ltd. - ADR	41	328
Total China		8,821

France — 2.33%
Consumer Discretionary — 0.67%
Kering SA - ADR	72	2,014

Energy — 0.52%
TotalEnergies SE	26	1,558

See accompanying notes which are an integral part of these financial statements.

1

Fisher Investments Institutional Group Stock Fund For Retirement Plans

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 99.23% - continued	Shares	Fair Value
France — 2.33% - continued
Financials — 0.57%
BNP Paribas SA	23	$1,738

Technology — 0.57%
Dassault Systems SE	44	1,734
Total France		7,044

Germany — 3.10%
Consumer Discretionary — 1.19%
adidas AG	12	3,065
Sixt SE	6	532
		3,597
Industrials — 1.91%
MTU Aero Engines AG	8	2,771
Siemens AG	13	2,983
		5,754
Total Germany		9,351

India — 0.43%
Technology — 0.43%
Infosys Ltd. - ADR	65	1,307
Total India		1,307

Italy — 1.57%
Energy — 0.48%
Eni SpA	101	1,452

Financials — 1.09%
Intesa Sanpaolo SpA	672	3,299
Total Italy		4,751

Japan — 1.75%
Industrials — 1.75%
Daifuku Co. Ltd. - ADR	85	1,108
FANUC Corp. - ADR	99	1,426
SMC Corp. - ADR	98	1,770
Yaskawa Electric Corp. - ADR(a)	18	976
		5,280
Total Japan		5,280

Netherlands — 1.71%
Financials — 0.55%
ING Groep NV	93	1,654

Technology — 1.16%
ASML Holding NV	5	3,520
Total Netherlands		5,174

See accompanying notes which are an integral part of these financial statements.

2

Fisher Investments Institutional Group Stock Fund For Retirement Plans

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 99.23% - continued	Shares	Fair Value
Spain — 2.12%
Financials — 2.12%
Banco Bilbao Vizcaya Argentaria SA	250	$3,326
Banco Santander SA	479	3,092
		6,418
Total Spain		6,418

Switzerland — 0.97%
Health Care — 0.97%
Novartis AG	27	2,921
Total Switzerland		2,921

Taiwan Province of China — 3.04%
Technology — 3.04%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	51	9,206
Total Taiwan Province of China		9,206

United Kingdom — 3.28%
Energy — 1.30%
BP PLC	248	1,365
Shell PLC	77	2,568
		3,933
Health Care — 1.98%
AstraZeneca PLC	22	3,313
GSK PLC	146	2,694
		6,007
Total United Kingdom		9,940

United States — 72.75%
Communications — 6.94%
Alphabet, Inc., Class A	53	9,025
Meta Platforms, Inc., Class A	12	8,018
Netflix, Inc.(a)	4	3,922
		20,965
Consumer Discretionary — 5.75%
Amazon.com, Inc.(a)	40	8,490
Home Depot, Inc. (The)	8	3,173
Starbucks Corp.	13	1,506
Toll Brothers, Inc.	38	4,242
		17,411
Consumer Staples — 6.99%
Coca-Cola Co. (The)	42	2,991
Costco Wholesale Corp.	6	6,292
PepsiCo, Inc.	13	1,995
Procter & Gamble Co. (The)	21	3,651
Walmart, Inc.	63	6,212
		21,141

See accompanying notes which are an integral part of these financial statements.

3

Fisher Investments Institutional Group Stock Fund For Retirement Plans

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 99.23% - continued	Shares	Fair Value
United States — 72.75% - continued
Energy — 3.58%
Chevron Corp.	30	$4,759
ConocoPhillips	11	1,091
Exxon Mobil Corp.	45	5,009
		10,859
Financials — 11.47%
American Express Co.	13	3,912
Bank of America Corp.	67	3,089
BlackRock, Inc.	3	2,934
Citigroup, Inc.	42	3,358
Goldman Sachs Group, Inc. (The)	5	3,111
Invesco Ltd.	52	904
Jefferies Financial Group, Inc.	25	1,655
JPMorgan Chase & Co.	14	3,705
MasterCard, Inc., Class A	6	3,458
Morgan Stanley	29	3,861
T. Rowe Price Group, Inc.	10	1,057
Visa, Inc., Class A	10	3,627
		34,671
Health Care — 10.81%
Abbott Laboratories	9	1,242
Danaher Corp.	5	1,039
Eli Lilly & Co.	8	7,365
Exact Sciences Corp.(a)	14	664
Intuitive Surgical, Inc.(a)	9	5,158
Johnson & Johnson	22	3,630
Merck & Co., Inc.	32	2,952
Pfizer, Inc.	114	3,013
PTC Therapeutics, Inc.(a)	15	829
Sarepta Therapeutics, Inc.(a)	5	534
Stryker Corp.	6	2,317
Thermo Fisher Scientific, Inc.	3	1,587
UnitedHealth Group, Inc.	5	2,375
		32,705
Industrials — 7.20%
A.O. Smith Corp.	23	1,529
AeroVironment, Inc.(a)	17	2,544
Boeing Co. (The)(a)	10	1,746
Cummins, Inc.	10	3,682
Deere & Co.	6	2,886
IDEX Corp.	7	1,360
Lennox International, Inc.	7	4,207
Rockwell Automation, Inc.	6	1,723
RTX Corp.	16	2,128
		21,805
Materials — 0.55%
Cleveland-Cliffs, Inc.(a)	69	748

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group Stock Fund For Retirement Plans

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 99.23% - continued	Shares	Fair Value
United States — 72.75% - continued
Materials — 0.55% - continued
Materion Corp.	10	$914
		1,662
Technology — 19.46%
Adobe, Inc.(a)	5	2,193
Advanced Micro Devices, Inc.(a)	24	2,397
Apple, Inc.	57	13,785
Autodesk, Inc.(a)	7	1,919
Intuit, Inc.	4	2,455
Microsoft Corp.	27	10,719
NVIDIA Corp.	130	16,239
Oracle Corp.	22	3,653
Salesforce, Inc.	9	2,681
ServiceNow, Inc.(a)	3	2,789
		58,830
Total United States		220,049
Total Common Stocks — (Cost $182,544)		300,107

MONEY MARKET FUNDS — 0.61%
First American Government Obligations Fund, Class X, 4.29%(b)	1,840	1,840
Total Money Market Funds (Cost $1,840)		1,840

Total Investments — 99.84% (Cost $184,384)		301,947
Other Assets in Excess of Liabilities — 0.16%		487
NET ASSETS — 100.00%		$302,434

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans

Schedule of Investments

February 28, 2025 (Unaudited)

COMMON STOCKS — 98.82%	Shares	Fair Value
Brazil — 0.84%
Financials — 0.84%
Banco Bradesco SA - ADR	521	$1,016
Itau Unibanco Holding SA - ADR	277	1,521
		2,537
Total Brazil		2,537

Canada — 0.63%
Materials — 0.63%
Hudbay Minerals Inc.	158	1,122
Lundin Mining Corp.	100	801
		1,923
Total Canada		1,923

China — 2.97%
Communications — 0.81%
Tencent Holdings Ltd. - ADR	40	2,464

Consumer Discretionary — 1.35%
Alibaba Group Holding Ltd. - ADR	21	2,783
Meituan Dianping(a)	62	1,292
		4,075
Financials — 0.70%
Ping An Insurance (Group) Company of China Ltd., H Shares	357	2,109

Health Care — 0.11%
Sino Biopharmaceutical Ltd. - ADR	42	336
Total China		8,984

Denmark — 0.46%
Industrials — 0.46%
Vestas Wind Systems A/S(a)	98	1,382
Total Denmark		1,382

France — 2.82%
Consumer Discretionary — 0.67%
Kering SA - ADR	72	2,014

Energy — 0.59%
Total Energies SE	30	1,798

Financials — 0.92%
BNP Paribas SA	37	2,796

Technology — 0.64%
Dassault Systems SE	49	1,931
Total France		8,539

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 98.82% - continued	Shares	Fair Value
Germany — 2.41%
Consumer Discretionary — 1.27%
adidas AG	13	$3,320
Sixt SE	6	532
		3,852
Industrials — 1.14%
Siemens AG	15	3,442
Total Germany		7,294

India — 0.31%
Technology — 0.31%
Infosys Ltd. - ADR	47	945
Total India		945

Italy — 2.09%
Energy — 0.91%
Eni SpA	192	2,759

Financials — 1.18%
Intesa Sanpaolo SpA	730	3,584
Total Italy		6,343

Japan — 1.20%
Industrials — 1.20%
Daifuku Co. Ltd. - ADR	64	835
FANUC Corp. - ADR	92	1,325
Yaskawa Electric Corp. - ADR(a)	27	1,464
		3,624
Total Japan		3,624

Netherlands — 1.40%
Technology — 1.40%
ASML Holding NV	6	4,224
Total Netherlands		4,224

Norway — 1.03%
Energy — 1.03%
Equinor ASA	136	3,108
Total Norway		3,108

Spain — 2.14%
Financials — 2.14%
Banco Bilbao Vizcaya Argentaria SA	266	3,539
Banco Santander SA	457	2,950
		6,489
Total Spain		6,489

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 98.82% - continued	Shares	Fair Value
Switzerland — 1.63%
Health Care — 0.82%
Novartis AG	23	$2,488

Industrials — 0.81%
ABB Ltd.	46	2,462
Total Switzerland		4,950

Taiwan Province of China — 3.10%
Technology — 3.10%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	52	9,388
Total Taiwan Province of China		9,388

United Kingdom — 4.77%
Consumer Staples — 0.48%
Unilever PLC	26	1,464

Energy — 2.29%
BP PLC	675	3,714
Shell PLC	97	3,217
		6,931
Health Care — 0.70%
AstraZeneca PLC	14	2,108

Materials — 1.30%
Anglo American PLC	55	1,616
Antofagasta PLC	105	2,291
		3,907
Total United Kingdom		14,410

United States — 71.02%
Communications — 4.06%
Alphabet, Inc., Class A	49	8,344
Netflix, Inc.(a)	4	3,922
		12,266
Consumer Discretionary — 5.10%
Amazon.com, Inc.(a)	39	8,278
Home Depot, Inc. (The)	8	3,173
Toll Brothers, Inc.	36	4,019
		15,470
Consumer Staples — 6.27%
Colgate-Palmolive Co.	29	2,644
Costco Wholesale Corp.	5	5,243
PepsiCo, Inc.	18	2,762
Procter & Gamble Co. (The)	20	3,477
Walmart, Inc.	49	4,832
		18,958
Energy — 1.40%
ConocoPhillips	18	1,785

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 98.82% - continued	Shares	Fair Value
United States — 71.02% - continued
Energy — 1.40% - continued
Schlumberger Ltd.	59	$2,458
		4,243
Financials — 13.50%
American Express Co.	14	4,213
Bank of America Corp.	68	3,135
BlackRock, Inc.	4	3,912
Citigroup, Inc.	61	4,877
Goldman Sachs Group, Inc. (The)	5	3,111
Invesco Ltd.	124	2,156
Jefferies Financial Group, Inc.	20	1,324
JPMorgan Chase & Co.	14	3,705
MasterCard, Inc., Class A	7	4,034
Morgan Stanley	26	3,461
T. Rowe Price Group, Inc.	14	1,480
Visa, Inc., Class A	15	5,441
		40,849
Health Care — 12.65%
Abbott Laboratories	9	1,242
Danaher Corp.	5	1,039
Eli Lilly & Co.	12	11,048
Exact Sciences Corp.(a)	17	806
Intuitive Surgical, Inc.(a)	9	5,158
Johnson & Johnson	23	3,795
Merck & Co., Inc.	28	2,583
Pfizer, Inc.	80	2,114
PTC Therapeutics, Inc.(a)	14	774
Sarepta Therapeutics, Inc.(a)	5	534
Stryker Corp.	6	2,317
Thermo Fisher Scientific, Inc.	4	2,116
UnitedHealth Group, Inc.	5	2,375
Vertex Pharmaceuticals, Inc.(a)	5	2,399
		38,300
Industrials — 8.74%
A.O. Smith Corp.	29	1,928
Cummins, Inc.	11	4,050
Deere & Co.	7	3,366
HEICO Corp.	15	3,970
Lennox International, Inc.	9	5,409
Rockwell Automation, Inc.	10	2,872
Union Pacific Corp.	7	1,727
Xylem, Inc.	24	3,141
		26,463
Technology — 19.30%
Adobe, Inc.(a)	5	2,193
Advanced Micro Devices, Inc.(a)	23	2,297
Apple, Inc.	55	13,301

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 98.82% - continued	Shares	Fair Value
United States — 71.02% - continued
Technology — 19.30% - continued
Autodesk, Inc.(a)	8	$2,194
Intuit, Inc.	4	2,455
Microsoft Corp.	28	11,115
NVIDIA Corp.	130	16,240
Oracle Corp.	21	3,487
Salesforce, Inc.	8	2,383
ServiceNow, Inc.(a)	3	2,789
		58,454
Total United States		215,003
Total Common Stocks — (Cost $183,646)		299,143

PREFERRED STOCKS — 0.38%
Australia — 0.38%
Materials — 0.38%
Fortescue Metals Group Ltd.	113	1,158
Total Australia		1,158
Total Preferred Stocks — (Cost $1,554)		1,158

MONEY MARKET FUNDS — 0.60%
First American Government Obligations Fund, Class X, 4.29%(b)	1,824	1,824
Total Money Market Funds (Cost $1,824)		1,824

Total Investments — 99.80% (Cost $187,024)		302,125
Other Assets in Excess of Liabilities — 0.20%		595
NET ASSETS — 100.00%		$302,720

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

10

Fisher Investments Institutional Group Fixed Income Fund For Retirement Plans

Schedule of Investments

February 28, 2025 (Unaudited)

CORPORATE BONDS — 24.37%	Principal Amount	Fair Value
Communications — 3.18%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$97,218

Consumer Staples — 3.49%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	106,880

Financials — 9.26%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	95,587
Charles Schwab Corp. (The), 2.90%, 3/3/2032	100,000	87,949
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	99,533
		283,069
Health Care — 2.23%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	68,330

Real Estate — 3.52%
Simon Property Group LP, 6.25%, 1/15/2034	100,000	107,724

Technology — 2.69%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	82,342
Total Corporate Bonds (Cost $834,362)		745,563

U.S. GOVERNMENT & AGENCIES — 43.92%
United States Treasury Note, 2.63%, 2/15/2029	426,100	404,554
United States Treasury Note, 4.00%, 1/31/2031	458,000	455,755
United States Treasury Note, 4.50%, 2/15/2036	469,000	483,308
Total U.S. Government & Agencies (Cost $1,468,144)		1,343,617

EXCHANGE-TRADED FUNDS — 29.06%	Shares
iShares MBS ETF(a)	9,450	889,056
Total Exchange-Traded Funds (Cost $944,683)		889,056

MONEY MARKET FUNDS — 2.32%
First American Government Obligations Fund, Class X, 4.27%(b)	71,102	71,102
Total Money Market Funds (Cost $71,102)		71,102

Total Investments — 99.67% (Cost $3,318,291)		3,049,338
Other Assets in Excess of Liabilities — 0.33%		10,008
NET ASSETS — 100.00%		$3,059,346

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2025, the percentage of net assets invested in this security was 29.06% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes which are an integral part of these financial statements.

11

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans

Schedule of Investments

February 28, 2025 (Unaudited)

CORPORATE BONDS — 24.59%	Principal Amount	Fair Value
Communications — 3.21%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$97,218

Consumer Staples — 3.53%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	106,880

Financials — 9.33%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	95,587
Charles Schwab Corp. (The), 2.90%, 3/3/2032	100,000	87,949
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	99,533
		283,069
Health Care — 2.25%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	68,330

Real Estate — 3.55%
Simon Property Group LP, 6.25%, 1/15/2034	100,000	107,724

Technology — 2.72%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	82,342
Total Corporate Bonds (Cost $834,362)		745,563

U.S. GOVERNMENT & AGENCIES — 42.65%
United States Treasury Note, 2.63%, 2/15/2029	381,700	362,399
United States Treasury Note, 4.00%, 1/31/2031	434,000	431,872
United States Treasury Note, 4.13%, 7/31/2031	40,000	40,031
United States Treasury Note, 4.50%, 2/15/2036	445,000	458,576
Total U.S. Government & Agencies (Cost $1,416,285)		1,292,878

EXCHANGE-TRADED FUNDS — 30.07%	Shares
iShares MBS ETF(a)	9,692	911,824
Total Exchange-Traded Funds (Cost $965,837)		911,824

MONEY MARKET FUNDS — 2.36%
First American Government Obligations Fund, Class X, 4.27%(b)	71,675	71,675
Total Money Market Funds (Cost $71,675)		71,675

Total Investments — 99.67% (Cost $3,288,159)		3,021,940
Other Assets in Excess of Liabilities — 0.33%		9,980
NET ASSETS — 100.00%		$3,031,920

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2025, the percentage of net assets invested in this security was 30.07% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes which are an integral part of these financial statements.

12

Fisher Investments Institutional Group Fund Family

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	Fisher Investments Institutional Group
	Stock Fund for Retirement Plans	ESG Stock Fund for Retirement Plans	Fixed Income Fund for Retirement Plans	ESG Fixed Income Fund for Retirement Plans
Assets
Investments in securities at value (cost $184,384, $187,024, $3,318,291 and $3,288,159, respectively)	$301,947	$302,125	$3,049,338	$3,021,940
Cash	—	72	—	—
Dividends and interest receivable	487	523	10,008	9,980
Total Assets	302,434	302,720	3,059,346	3,031,920

Liabilities
Net Assets	$302,434	$302,720	$3,059,346	$3,031,920

Net Assets consist of:
Paid-in capital	$182,094	$185,221	$3,429,285	$3,425,745
Accumulated earnings (deficits)	120,340	117,499	(369,939)	(393,825)
Net Assets	$302,434	$302,720	$3,059,346	$3,031,920
Shares outstanding (unlimited number of shares authorized, no par value)	17,177	17,363	346,853	346,765
Net asset value and offering price per share	$17.61	$17.43	$8.82	$8.74

See accompanying notes which are an integral part of these financial statements.

13

Fisher Investments Institutional Group Fund Family

Statements of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

	Fisher Investments Institutional Group
	Stock Fund for Retirement Plans	ESG Stock Fund for Retirement Plans	Fixed Income Fund for Retirement Plans	ESG Fixed Income Fund for Retirement Plans
Investment Income
Dividend income	$2,264	$2,612	$18,758	$19,227
Interest income	—	—	32,943	31,977
Foreign dividend taxes withheld	(169)	(264)	—	—
Total investment income	2,095	2,348	51,701	51,204

Net investment income	2,095	2,348	51,701	51,204

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	2,030	1,543	230	(4,767)
Net realized loss on foreign currency translations	(9)	—	—	—
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	7,843	4,699	(40,464)	(35,028)
Net realized and change in unrealized gain (loss) on investments and foreign currency	9,864	6,242	(40,234)	(39,795)
Net increase in net assets resulting from operations	$11,959	$8,590	$11,467	$11,409

See accompanying notes which are an integral part of these financial statements.

14

Fisher Investments Institutional Group Fund Family

Statements of Changes in Net Assets

	Fisher Investments Institutional Group Stock Fund for Retirement Plans		Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,095	$4,148	$2,348	$4,560
Net realized gain on investment securities transactions and foreign currency translations	2,021	7,347	1,543	9,327
Net change in unrealized appreciation of investment securities and foreign currency translations	7,843	55,621	4,699	54,180
Net increase in net assets resulting from operations	11,959	67,116	8,590	68,067

Distributions From:
Earnings	(11,375)	(12,571)	(13,735)	(13,790)
Total distributions	(11,375)	(12,571)	(13,735)	(13,790)

Capital Transactions
Reinvestment of distributions	11,375	12,571	13,735	13,790
Net increase in net assets resulting from capital transactions	11,375	12,571	13,735	13,790
Total Increase in Net Assets	11,959	67,116	8,590	68,067

Net Assets
Beginning of period	290,475	223,359	294,130	226,063
End of period	$302,434	$290,475	$302,720	$294,130

Share Transactions
Shares issued in reinvestment of distributions	663	869	810	943
Net increase in shares outstanding	663	869	810	943

See accompanying notes which are an integral part of these financial statements.

15

Fisher Investments Institutional Group Fund Family

Statements of Changes in Net Assets (continued)

	Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans		Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$51,701	$103,387	$51,204	$102,845
Net realized gain (loss) on investment securities transactions and foreign currency translations	230	201	(4,767)	(14,314)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(40,464)	132,537	(35,028)	139,738
Net increase in net assets resulting from operations	11,467	236,125	11,409	228,269

Distributions From:
Earnings	(101,936)	(102,965)	(100,293)	(102,555)
Total distributions	(101,936)	(102,965)	(100,293)	(102,555)

Capital Transactions
Reinvestment of distributions	101,936	102,965	100,293	102,555
Net increase in net assets resulting from capital transactions	101,936	102,965	100,293	102,555
Total Increase in Net Assets	11,467	236,125	11,409	228,269

Net Assets
Beginning of period	3,047,879	2,811,754	3,020,511	2,792,242
End of period	$3,059,346	$3,047,879	$3,031,920	$3,020,511

Share Transactions
Shares issued in reinvestment of distributions	11,867	11,808	11,786	11,869
Net increase in shares outstanding	11,867	11,808	11,786	11,869

See accompanying notes which are an integral part of these financial statements.

16

Fisher Investments Institutional Group Stock Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$17.59		$14.28	$11.57	$15.11	$11.58	$10.00

Investment operations:
Net investment income	0.13		0.25	0.19	0.18	0.17	0.10
Net realized and unrealized gain (loss)	0.58		3.86	2.73	(3.55)	3.51	1.48
Total from investment operations	0.71		4.11	2.92	(3.37)	3.68	1.58

Less distributions to shareholders from:
Net investment income	(0.26)		(0.22)	(0.18)	(0.17)	(0.15)	—
Net realized gains	(0.43)		(0.58)	(0.03)	—	—	—
Total distributions	(0.69)		(0.80)	(0.21)	(0.17)	(0.15)	—

Net asset value, end of period	$17.61		$17.59	$14.28	$11.57	$15.11	$11.58

Total Return(b)	4.13	%(c)	30.02%	25.75%	(22.55)%	32.06%	15.80	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$302		$290	$223	$178	$229	$174
Ratio of net investment income to average net assets	1.41	%(d)	1.64%	1.56%	1.37%	1.27%	1.44	%(d)
Portfolio turnover rate	4	%(c)	9%	25%	11%	1%	12	%(c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

17

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$17.77		$14.48	$11.56	$14.98	$11.58	$10.00

Investment operations:
Net investment income	0.14		0.28	0.20	0.19	0.16	0.12
Net realized and unrealized gain (loss)	0.35		3.90	2.91	(3.45)	3.40	1.46
Total from investment operations	0.49		4.18	3.11	(3.26)	3.56	1.58

Less distributions to shareholders from:
Net investment income	(0.28)		(0.25)	(0.19)	(0.16)	(0.16)	—
Net realized gains	(0.55)		(0.64)	—	—	—	—
Total distributions	(0.83)		(0.89)	(0.19)	(0.16)	(0.16)	—

Net asset value, end of period	$17.43		$17.77	$14.48	$11.56	$14.98	$11.58

Total Return(b)	2.89	%(c)	30.13%	27.34%	(22.03)%	31.07%	15.80	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$303		$294	$226	$177	$228	$174
Ratio of net investment income to average net assets	1.59	%(d)	1.78%	1.56%	1.37%	1.23%	1.64	%(d)
Portfolio turnover rate	3	%(c)	9%	30%	10%	1%	15	%(c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

18

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.10		$8.70	$8.97	$10.44	$10.53	$10.00

Investment operations:
Net investment income	0.15		0.31	0.28	0.18	0.21	0.18
Net realized and unrealized gain (loss)	(0.13)		0.41	(0.34)	(1.47)	0.04	0.35
Total from investment operations	0.02		0.72	(0.06)	(1.29)	0.25	0.53

Less distributions to shareholders from:
Net investment income	(0.30)		(0.32)	(0.21)	(0.18)	(0.27)	—
Net realized gains	—		—	—	— (b)	(0.07)	—
Total distributions	(0.30)		(0.32)	(0.21)	(0.18)	(0.34)	—

Net asset value, end of period	$8.82		$9.10	$8.70	$8.97	$10.44	$10.53

Total Return(c)	0.36	%(d)	8.42%	(0.60)%	(12.54)%	2.38%	5.30	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,059		$3,048	$2,812	$2,828	$3,236	$3,160
Ratio of net investment income to average net assets	3.46	%(e)	3.59%	3.30%	1.89%	2.00%	2.51	%(e)
Portfolio turnover rate	14	%(d)	28%	14%	32%	46%	—	%(d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

19

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.02		$8.64	$8.92	$10.41	$10.54	$10.00

Investment operations:
Net investment income	0.15		0.31	0.29	0.18	0.21	0.18
Net realized and unrealized gain (loss)	(0.13)		0.39	(0.35)	(1.50)	— (b)	0.36
Total from investment operations	0.02		0.70	(0.06)	(1.32)	0.21	0.54

Less distributions to shareholders from:
Net investment income	(0.30)		(0.32)	(0.22)	(0.17)	(0.27)	—
Net realized gains	—		—	—	— (b)	(0.07)	—
Total distributions	(0.30)		(0.32)	(0.22)	(0.17)	(0.34)	—

Net asset value, end of period	$8.74		$9.02	$8.64	$8.92	$10.41	$10.54

Total Return(c)	0.30	%(d)	8.23%	(0.69)%	(12.85)%	2.02%	5.40	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,032		$3,021	$2,792	$2,812	$3,227	$3,162
Ratio of net investment income to average net assets	3.55	%(e)	3.60%	3.31%	1.88%	1.99%	2.46	%(e)
Portfolio turnover rate	15	%(d)	29%	14%	33%	46%	—	%(d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

20

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements

February 28, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Stock Fund and ESG Stock Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index. The investment objective of the Fixed Income Fund and ESG Fixed Income Fund is to seek to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index.

Each Fund operates as a single operating segment. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

21

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended February 28, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months ended February 28, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

22

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

23

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

24

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s

25

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2025:

Stock Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$300,107	$—	$—	$300,107
Money Market Funds	1,840	—	—	1,840
Total	$301,947	$—	$—	$301,947

ESG Stock Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$299,143	$—	$—	$299,143
Preferred Stocks	1,158	—	—	1,158
Money Market Funds	1,824	—	—	1,824
Total	$302,125	$—	$—	$302,125

Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$745,563	$—	$745,563
U.S. Government & Agencies	—	1,343,617	—	1,343,617
Exchange-Traded Funds	889,056	—	—	889,056
Money Market Funds	71,102	—	—	71,102
Total	$960,158	$2,089,180	$—	$3,049,338

ESG Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$745,563	$—	$745,563
U.S. Government & Agencies	—	1,292,878	—	1,292,878
Exchange-Traded Funds	911,824	—	—	911,824
Money Market Funds	71,675	—	—	71,675
Total	$983,499	$2,038,441	$—	$3,021,940

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

26

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser. The Funds are available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Funds do not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the

27

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Purchases	$11,789	$8,290	$470,398	$486,911
Sales	10,873	7,589	416,488	434,688
U.S. Government Purchases	—	—	—	—
U.S. Government Sales	—	—	—	—

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, the Adviser owned 100% of outstanding shares of each of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund. As a result, the Adviser may be deemed to control each Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Gross unrealized appreciation	$126,235	$125,665	$2,735	$2,729
Gross unrealized depreciation	(8,673)	(10,565)	(270,739)	(268,006)
Net unrealized appreciation (depreciation) on investments	117,562	115,100	(268,004)	(265,277)
Tax cost of investments	$184,384	$187,024	$3,317,342	$3,287,216

28

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

The tax character of distributions paid for the fiscal year ended August 31, 2024, the Funds’ most recent fiscal year end, were as follows:

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Distributions paid from:
Ordinary income(a)	$3,495	$3,848	$102,965	$102,555
Long-term capital gains	9,076	9,942	—	—
Total distributions paid	$12,571	$13,790	$102,965	$102,555

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Undistributed ordinary income	$2,973	$3,211	$64,579	$63,246
Undistributed long-term capital gains	7,064	9,031	—	—
Accumulated capital and other losses	—	—	(116,509)	(137,939)
Unrealized appreciation (depreciation) on investments	109,719	110,402	(227,540)	(230,248)
Total accumulated earnings (deficit)	$119,756	$122,644	$(279,470)	$(304,941)

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to C Corporation return of capital basis adjustments.

As of August 31, 2024, the Fixed Income Fund had accumulated long-term capital loss carryforwards of $116,509 and ESG Fixed Income Fund had accumulated long-term capital loss carryforwards of $137,939. Capital loss carryforwards are not subject to expiration.

For the fiscal year ended August 31, 2024, the Fixed Income Fund utilized short-term capital loss carryforwards of $201.

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 28,

29

Fisher Investments Institutional Group Fund Family

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

2025, the Stock Fund and ESG Stock Fund had 24.66% and 24.75%, respectively, of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

30

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (together, the “Retirement Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Retirement Funds and, as required by law, considered the renewal of each Retirement Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 19, 2025 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2025, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager, Institutional Funds Team Lead, Vice President Institutional Operations, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of each management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Retirement Funds’ management agreements were based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to each Retirement Fund, which include, but are not limited to, providing a continuous investment program for each Fund, adhering to each Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of each Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Retirement Funds’ portfolios, as well as the qualifications and experience of

31

Additional Information (Unaudited) (continued)

the other individuals at Fisher who provide services to the Retirement Funds. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Retirement Funds. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Fisher to each of the Retirement Funds.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of each Retirement Fund for periods ended December 31, 2024. The Trustees noted that the ESG Stock Fund outperformed its peer group and its benchmark, the MSCI ACWI IMI Index, over the one-year period and performed in line with its Morningstar Global Large Stock Growth category over the same period. The Trustees observed that the ESG Stock Fund had outperformed its Morningstar category, peer group, and benchmark over the three-year, five-year and since-inception periods. The Trustees noted the Stock Fund outperformed its Morningstar Global Large Stock Blend category, benchmark, the MSCI ACWI IMI Index, and peer group across all time periods. The Trustees discussed that the ESG Stock Fund outperformed a UCITS fund managed by Fisher with a similar investment strategy to the ESG Stock Fund. The Trustees also observed that the Stock Fund performed comparably to a UCITS fund managed by Fisher with a similar strategy to the Stock Fund and considered Fisher’s explanation that underperformance for the one-year, three-year, and five-year periods relative to the UCITS fund was attributable to country and/or sector allocation and equity selection in such countries and sectors.

The Trustees noted that over the one-year period, the Fixed Income Fund and ESG Fixed Income Fund underperformed the medians of their Morningstar Intermediate Core Bond category, performed on par with their peer group medians and outperformed their benchmark, the ICE BofA U.S. Broad Market Index. The Trustees further noted that the ESG Fixed Income Fund performed in line with its peer group median over the three-year period, and underperformed its Morningstar category over the same period. The Trustees then discussed that the Fixed Income Fund outperformed its benchmark and peer group median over the three-year period and underperformed its Morningstar category over the same period. The Trustees reviewed the performance of the Fixed Income Fund and ESG Fixed Income Fund over the five-year and since inception periods, noting that each Fund outperformed its benchmark but underperformed its peer group and Morningstar category. The Trustees acknowledged Fisher’s explanation that relative underperformance was attributable to allocations and security selection. The Trustees noted that Fisher does not manage any other pooled investment vehicle or private account comparable to the Fixed Income Fund or ESG Fixed Income Fund. Based upon the foregoing, the Trustees concluded the performance of each of the Retirement Funds is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for each of the Retirement Funds. The Trustees noted that, with respect to the Stock Fund, Fixed Income Fund, ESG Stock Fund and ESG Fixed Income Fund, Fisher does not charge a management fee at the fund level, but that shareholders (retirement plans, plan sponsors, and/or plan participants) pay a separate fee for Fisher’s services and also pay fees to record keepers and administrators.

The Trustees also considered profitability analyses for each of the Retirement Funds prepared by Fisher, which showed that Fisher is not earning a profit for managing any of the Retirement Funds. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Retirement Funds. The Trustees concluded that the management fees represent reasonable

32

Additional Information (Unaudited) (continued)

compensation in light of the nature, extent, and high quality of Fisher’s services to the Retirement Funds.

(iv) Economies of Scale. In determining the reasonableness of the management fees, the Trustees also considered the extent to which Fisher will realize economies of scale as the Retirement Funds grow larger. Because Fisher does not charge a management fee to the Stock Fund, Fixed Income Fund, ESG Stock Fund, and ESG Fixed Income Fund, the Trustees determined that economies of scale are not a consideration at this time.

33

Proxy Voting (Unaudited)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

FISHER INVESTMENTS INSTITUTIONAL
GROUP FUND FAMILY

Semi-Annual Financial Statements

and Additional Information

February 28, 2025

Fisher Investments Institutional Group

U.S. Small Cap Equity Fund

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 851-8845

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Schedule of Investments

February 28, 2025 (Unaudited)

COMMON STOCKS — 97.90%	Shares	Fair Value
Consumer Discretionary — 15.17%
Abercrombie & Fitch Co., Class A(a)	40	$4,120
Brinker International, Inc.(a)	29	4,780
Builders FirstSource, Inc.(a)	34	4,726
KB Home	33	2,013
M/I Homes, Inc.(a)	36	4,217
Pool Corp.	5	1,735
Shake Shack, Inc., Class A(a)	32	3,475
Taylor Morrison Home Corp.(a)	46	2,835
Urban Outfitters, Inc.(a)	52	3,026
		30,927
Consumer Staples — 1.54%
Boston Beer Co., Inc. (The), Class A(a)	5	1,219
Freshpet, Inc.(a)	18	1,926
		3,145
Energy — 4.53%
Helmerich & Payne, Inc.	12	318
Matador Resources Co.	40	2,094
Murphy Oil Corp.	71	1,881
Oceaneering International, Inc.(a)	96	2,121
Ovintiv, Inc.	65	2,824
		9,238
Financials — 23.50%
Cadence Bank	113	3,746
Columbia Banking System, Inc.	111	2,967
Evercore Partners, Inc., Class A	19	4,594
First Merchants Corp.	87	3,810
Fulton Financial Corp.	101	2,002
Hancock Whitney Corp.	35	2,000
Home BancShares, Inc.	110	3,295
Independent Bank Corp.	44	3,017
Moelis & Co., Class A	39	2,755
Old National Bancorp	154	3,658
Piper Sandler Companies	18	5,213
Simmons First National Corp., Class A	91	1,999
South State Corp.	28	2,822
Stifel Financial Corp.	26	2,761
Victory Capital Holdings, Inc.	33	2,113
Virtus Investment Partners, Inc.	6	1,127
		47,879
Health Care — 18.00%
Acadia Pharmaceuticals, Inc.(a)	42	823
Agios Pharmaceuticals, Inc.(a)	38	1,351
Align Technology, Inc.(a)	8	1,496
Alkermes PLC(a)	29	996
Arcus Biosciences, Inc.(a)	84	915
Arrowhead Pharmaceuticals, Inc.(a)	32	605

See accompanying notes which are an integral part of these financial statements.

1

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 97.90% - continued	Shares	Fair Value
Health Care — 18.00% - continued
Azenta, Inc.(a)	26	$1,134
BioCryst Pharmaceuticals, Inc.(a)	74	637
Blueprint Medicines Corp.(a)	12	1,159
Celldex Therapeutics, Inc.(a)	43	885
Charles River Laboratories International, Inc.(a)	5	827
CONMED Corp.	54	3,195
Crinetics Pharmaceuticals, Inc.(a)	21	751
Cytokinetics, Inc.(a)	27	1,242
Day One Biopharmaceuticals, Inc.(a)	88	797
Denali Therapeutics, Inc.(a)	38	629
Exact Sciences Corp.(a)	13	616
Haemonetics Corp.(a)	27	1,769
Halozyme Therapeutics, Inc.(a)	30	1,775
Ideaya Biosciences, Inc.(a)	43	885
Kiniksa Pharmaceuticals International PLC(a)	50	1,014
Ligand Pharmaceuticals, Inc., Class B(a)	11	1,345
Medpace Holdings, Inc.(a)	11	3,600
Myriad Genetics, Inc.(a)	71	762
Neurocrine Biosciences, Inc.(a)	6	712
Nuvalent, Inc., Class A(a)	12	900
OmniAb, Inc. - Earnout Shares(a)(b)	4	—
OmniAb, Inc. - Earnout Shares(a)(b)	4	—
Vericel Corp.(a)	25	1,282
Viridian Therapeutics, Inc.(a)	56	870
WillScot Mobile Mini Holdings Corp.(a)	113	3,722
		36,694
Industrials — 17.62%
AeroVironment, Inc.(a)	15	2,244
Cactus, Inc., Class A	81	4,257
Casella Waste Systems, Inc., Class A(a)	31	3,473
Chart Industries, Inc.(a)	17	3,239
Columbus McKinnon Corp.	68	1,185
Dayforce, Inc.(a)	24	1,488
HEICO Corp.	6	1,588
Lincoln Electric Holdings, Inc.	14	2,894
Mercury Systems, Inc.(a)	51	2,265
Montrose Environmental Group, Inc.(a)	51	991
MYR Group, Inc.(a)	20	2,454
Paycom Software, Inc.	8	1,756
Paylocity Holdings Corp.(a)	27	5,515
Terex Corp.	63	2,564
		35,913
Materials — 3.32%
Cleveland-Cliffs, Inc.(a)	97	1,051
UFP Industries, Inc.	28	2,996
Worthington Industries, Inc.	50	2,100

See accompanying notes which are an integral part of these financial statements.

2

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS — 97.90% - continued	Shares	Fair Value
Materials — 3.32% - continued
Worthington Steel, Inc.	23	$613
		6,760
Real Estate — 1.35%
Macerich Co. (The)	152	2,742

Technology — 12.87%
Advanced Energy Industries, Inc.	46	5,298
Alarm.com Holdings, Inc.(a)	37	2,149
Amkor Technology, Inc.	74	1,561
Box, Inc., Class A(a)	89	2,911
Donnelley Financial Solutions, Inc.(a)	38	1,884
Dropbox, Inc., Class A(a)	81	2,104
Five9, Inc.(a)	36	1,303
Manhattan Associates, Inc.(a)	10	1,769
Qualys, Inc.(a)	14	1,840
SPS Commerce, Inc.(a)	13	1,732
Tenable Holdings, Inc.(a)	45	1,716
Ultra Clean Holdings, Inc.(a)	40	984
Veeco Instruments, Inc.(a)	44	979
		26,230
Total Common Stocks (Cost $158,105)		199,528

MONEY MARKET FUNDS — 0.55%
First American Government Obligations Fund, Class X, 4.29%(c)	1,126	1,126
Total Money Market Funds (Cost $1,126)		1,126

Total Investments — 98.45% (Cost $159,231)		200,654
Other Assets in Excess of Liabilities — 1.55%		3,152
NET ASSETS — 100.00%		$203,806

(a)	Non-income producing security.
(b)	Security is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes which are an integral part of these financial statements.

3

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $159,231)	$200,654
Dividends receivable	169
Receivable from Adviser	30,290
Prepaid expenses	2,254
Total Assets	233,367

Liabilities
Payable to affiliates	12,695
Accrued audit and tax fees	10,219
Other accrued expenses	6,647
Total Liabilities	29,561
Net Assets	$203,806

Net Assets consist of:
Paid-in capital	$177,270
Accumulated earnings	26,536
Net Assets	$203,806
Shares outstanding (unlimited number of shares authorized, no par value)	17,327
Net asset value, offering and redemption price per share	$11.76

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Statement of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1)	$993
Total investment income	993

Expenses
Administration	30,684
Legal	10,219
Trustee	10,012
Audit and tax	9,720
Compliance services	6,723
Transfer agent	6,537
Report printing	2,136
Custodian	1,343
Registration	841
Pricing	788
Adviser	733
Miscellaneous	12,384
Total expenses	92,120
Fees waived and/or expenses reimbursed by Adviser	(91,310)
Net operating expenses	810
Net investment income	183

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	8,326
Net change in unrealized depreciation of investment securities	(18,704)
Net realized and change in unrealized loss on investments	(10,378)
Net decrease in net assets resulting from operations	$(10,195)

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$183	$500
Net realized gain (loss) on investment securities transactions	8,326	(12,553)
Net change in unrealized appreciation (depreciation) of investment securities	(18,704)	30,935
Net increase (decrease) in net assets resulting from operations	(10,195)	18,882

Distributions From:
Earnings	(317)	(228)
Total distributions	(317)	(228)

Capital Transactions
Reinvestment of distributions	317	228
Net increase in net assets resulting from capital transactions	317	228
Total Increase (Decrease) in Net Assets	(10,195)	18,882

Net Assets
Beginning of period	214,001	195,119
End of period	$203,806	$214,001

Share Transactions
Shares issued in reinvestment of distributions	26	19
Net increase in shares	26	19

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.37		$11.29	$10.86	$15.63	$10.47	$10.00

Investment operations:
Net investment income (loss)	0.01		0.03	0.02	(0.03)	(0.03)	—	(b)
Net realized and unrealized gain (loss)	(0.60)		1.06	1.23	(3.85)	5.21	0.47
Total from investment operations	(0.59)		1.09	1.25	(3.88)	5.18	0.47

Less distributions to shareholders from:
Net investment income	(0.02)		(0.01)	—	—	—	—
Net realized gains	—		—	(0.82)	(0.89)	(0.02)	—
Total distributions	(0.02)		(0.01)	(0.82)	(0.89)	(0.02)	—

Net asset value, end of period	$11.76		$12.37	$11.29	$10.86	$15.63	$10.47

Total Return(c)	(4.79	)%(d)	9.69%	12.68%	(26.23)%	49.47%	4.70	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$204		$214	$195	$173	$235	$157
Ratio of net expenses to average net assets	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75	%(e)
Ratio of gross expenses to average net assets before waiver and reimbursement	85.30	%(e)	85.82%	89.41%	72.50%	68.54%	188.33	%(e)
Ratio of net investment income (loss) to average net assets	0.17	%(e)	0.25%	0.19%	(0.20)%	(0.23)%	0.30	%(e)
Portfolio turnover rate	20	%(d)	29%	26%	30%	24%	2	%(d)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Notes to the Financial Statements

February 28, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the Russell 2000 Index.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on

8

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 28, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for

9

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

10

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the

11

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Common Stocks(a)	$199,528	$—	$—	(b)	$199,528
Money Market Funds	1,126	—	—		1,126
Total	$200,654	$—	$—		$200,654

(a)	Refer to Schedule of Investments for sector classifications.
(b)	OmniAb, Inc. is currently being fair valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.68% of the Fund’s average daily net assets. For the six months ended February 28, 2025, the Adviser earned management fees of $733 from the Fund before the fee waiver and expense reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2029 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable

12

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the six months ended February 28, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $91,310 for the Fund. At February 28, 2025, the Adviser owed the Fund $30,290.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2025, the Adviser may seek repayment of fee waivers and expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2025	$75,962
August 31, 2026	159,670
August 31, 2027	170,542
February 28, 2028	91,310

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which

13

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2025, purchases and sales of investment securities, other than short-term investments, were $42,030 and $47,346, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2025.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

14

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$58,139
Gross unrealized depreciation	(17,821)
Net unrealized appreciation on investments	$40,318
Tax cost of investments	$160,336

The tax character of distributions paid for the fiscal year ended August 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$228
Total distributions paid	$228

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$173
Accumulated capital and other losses	(22,147)
Unrealized appreciation on investments	59,022
Total accumulated earnings	$37,048

As of August 31, 2024, the Fund had accumulated short-term capital loss carryforwards of $2,150 and long-term capital loss carryforwards of $19,997, not subject to expiration.

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and C Corporation return of capital basis adjustments.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory

15

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Small Cap Fund” or “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Small Cap Fund and, as required by law, considered the renewal of the Small Cap Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 19, 2025 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2025, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager, Institutional Funds Team Lead, Vice President Institutional Operations, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Small Cap Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Small Cap Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to Small Cap Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Small Cap Fund. The Trustees concluded that they were satisfied with the

17

Additional Information (Unaudited) (continued)

nature, extent, and quality of investment management services provided by Fisher to the Small Cap Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of the Small Cap Fund for periods ended December 31, 2024. The Trustees noted that the Small Cap Fund had underperformed the medians of its peer group and Morningstar Small Growth category, as well as its benchmark, the Russell 2000 Index, over the one-year and three-year periods. The Trustees noted that over the since-inception period, the Small Cap Fund had underperformed its benchmark, but outperformed the Morningstar category median, and performed in line with its peer group. The Trustees acknowledged that Fisher attributed relative underperformance over various periods to the Small Cap Fund’s equity selection within certain sectors. The Trustees discussed that the Small Cap Fund outperformed a UCITS fund managed by Fisher with a similar investment strategy over the one-year and three-year periods and underperformed the UCITS fund since inception, noting Fisher attributed the dispersion in performance to equity selection in certain sectors Based upon the foregoing, the Trustees concluded the performance of the Small Cap Fund is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Small Cap Fund. The Trustees noted that the management fee and net expense ratio of the Small Cap Fund are below the averages and medians of its Morningstar category and peer group. The Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the Small Cap Fund through at least December 31, 2029. The Trustees also considered that the management fee of the Small Cap Fund is lower than the fee that Fisher charges to its comparable UCITS fund.

The Trustees also considered profitability analysis for the Small Cap Fund prepared by Fisher, which showed that Fisher is not earning a profit for managing the Small Cap Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Small Cap Fund. The Trustees concluded that the management fees represent reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Small Cap Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Small Cap Fund grows larger. The Trustees determined that, in light of the current size of the Small Cap Fund and Fisher’s representations that it is not earning a profit in managing this Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing this Fund. Therefore, breakpoints are not a consideration at this time with respect to the Small Cap Fund.

18

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

OneAscent Large Cap Core ETF (OALC)

OneAscent Core Plus Bond ETF (OACP)

OneAscent International Equity ETF (OAIM)
OneAscent Emerging Markets ETF (OAEM)

OneAscent Small Cap Core ETF (OASC)

NYSE Arca, Inc.

Semi-Annual Financial Statements

and Additional Information

February 28, 2025

OneAscent Investment Solutions, LLC

23 Inverness Center Parkway

Birmingham, Alabama 35242

Telephone: 1-800-222-8274

OneAscent Large Cap Core ETF

Schedule of Investments

February 28, 2025 - (Unaudited)

COMMON STOCKS — 98.42%	Shares	Fair Value
Communications — 9.93%
Alphabet, Inc., Class C	14,215	$2,448,107
Alphabet, Inc., Class A	14,901	2,537,342
AT&T, Inc.	39,092	1,071,512
Booking Holdings, Inc.	150	752,402
Charter Communications, Inc., Class A(a)	1,138	413,743
Comcast Corp., Class A	22,732	815,624
Electronic Arts, Inc.	2,143	276,705
Fox Corp., Class B	3,360	181,675
Fox Corp., Class A	3,417	196,819
Frontier Communications Parent, Inc.(a)	3,541	127,441
GoDaddy, Inc., Class A(a)	2,080	373,360
IAC, Inc.(a)	2,961	136,857
Lyft, Inc.(a)	9,427	125,756
Maplebear, Inc.(a)	2,631	108,108
Pinterest, Inc., Class A(a)	3,924	145,110
Roku, Inc.(a)	1,699	141,883
T-Mobile US, Inc.	2,976	802,597
Trade Desk, Inc. (The), Class A(a)	1,335	93,877
VeriSign, Inc.(a)	1,662	395,357
Verizon Communications, Inc.	22,363	963,845
Warner Bros. Discovery, Inc.(a)	13,887	159,145
Zillow Group, Inc., Class A(a)	2,070	153,987
		12,421,252
Consumer Discretionary — 11.65%
Airbnb, Inc., Class A(a)	2,442	339,121
Amazon.com, Inc.(a)	24,133	5,122,954
AutoZone, Inc.(a)	86	300,399
Chipotle Mexican Grill, Inc.(a)	4,669	251,986
Deckers Outdoor Corp.(a)	1,248	173,921
DoorDash, Inc., Class A(a)	942	186,930
Expedia Group, Inc.(a)	1,549	306,640
Ford Motor Co.	13,528	129,192
General Motors Co.	6,144	301,855
Hess Corp.	876	130,471
Home Depot, Inc. (The)	3,882	1,539,601
Lowe's Cos., Inc.	2,982	741,444
Marriott International, Inc., Class A	1,327	372,157
McDonald's Corp.	3,019	930,848
O'Reilly Automotive, Inc.(a)	320	439,565
Royal Caribbean Cruises Ltd.	739	181,868
Tesla, Inc.(a)	7,116	2,084,846
TKO Group Holdings, Inc.(a)	806	121,416
Uber Technologies, Inc.(a)	7,477	568,327
Yum! Brands, Inc.	2,249	351,676
		14,575,217

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 98.42% - continued	Shares	Fair Value
Consumer Staples — 5.66%
Coca-Cola Co. (The)	18,173	$1,294,099
Hershey Co. (The)	1,230	212,433
Keurig Dr Pepper, Inc.	6,435	215,701
Kroger Co. (The)	4,527	293,440
Mondelez International, Inc., Class A	8,120	521,548
Monster Beverage Corp.(a)	4,561	249,259
PepsiCo, Inc.	6,189	949,826
Procter & Gamble Co. (The)	7,855	1,365,513
Sprouts Farmers Market, Inc.(a)	1,102	163,537
Wal-Mart Stores, Inc.	18,375	1,811,959
		7,077,315
Energy — 2.55%
Chevron Corp.	5,445	863,686
ConocoPhillips	4,208	417,223
EOG Resources, Inc.	1,596	202,596
Exxon Mobil Corp.	13,127	1,461,429
Occidental Petroleum Corp.	2,589	126,447
Valero Energy Corp.	941	123,017
		3,194,398
Financials — 11.01%
American Express Co.	2,109	634,725
Aon PLC, Class A	1,093	447,168
Arch Capital Group Ltd.	1,770	164,451
Bank of America Corp.	24,826	1,144,479
Berkshire Hathaway, Inc., Class B(a)	5,324	2,735,630
BlackRock, Inc.	662	647,291
Blackstone Group L.P. (The), Class A	2,234	360,031
Capital One Financial Corp.	1,528	306,440
Charles Schwab Corp. (The)	4,160	330,845
Chubb Ltd.	1,627	464,476
CME Group, Inc.	1,529	388,014
Coinbase Global, Inc., Class A(a)	431	92,932
General Dynamics Corp.	790	199,554
Interactive Brokers Group, Inc., Class A	931	190,296
JPMorgan Chase & Co.	8,576	2,269,638
Marsh & McLennan Cos., Inc.	2,758	655,963
Morgan Stanley	5,743	764,451
Otis Worldwide Corp.	4,545	453,500
PNC Financial Services Group, Inc. (The)	1,210	232,223
Progressive Corp. (The)	1,943	547,926
Truist Financial Corp.	4,412	204,496
U.S. Bancorp	6,081	285,199
Virtu Financial, Inc., Class A	3,201	117,029
W.R. Berkley Corp.	2,159	136,190
		13,772,947
Health Care — 10.85%
Abbott Laboratories	7,692	1,061,573

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 98.42% - continued	Shares	Fair Value
Health Care — 10.85% - continued
AbbVie, Inc.	5,017	$1,048,703
Agilent Technologies, Inc.	2,012	257,375
Amgen, Inc.	1,367	421,118
Boston Scientific Corp.(a)	5,968	619,419
Bristol-Myers Squibb Co.	5,343	318,550
Cardinal Health, Inc.	1,891	244,847
Cencora, Inc.	1,216	308,305
Cigna Corp.	1,313	405,520
Danaher Corp.	2,929	608,529
DexCom, Inc.(a)	1,937	171,173
Edwards LifeSciences Corp.(a)	3,789	271,368
Elevance Health, Inc.	1,112	441,330
Eli Lilly & Co.	2,069	1,904,783
Gilead Sciences, Inc.	3,793	433,578
Hologic, Inc.(a)	2,411	152,833
Humana, Inc.	575	155,492
IDEXX Laboratories, Inc.(a)	640	279,750
Johnson & Johnson	7,488	1,235,670
McKesson Corp.	714	457,145
Merck & Co., Inc.	7,536	695,196
Mettler-Toledo International, Inc.(a)	211	268,544
Molina Healthcare, Inc.(a)	411	123,760
ResMed, Inc.	854	199,426
Stryker Corp.	1,752	676,606
Vertex Pharmaceuticals, Inc.(a)	617	296,030
Waters Corp.(a)	568	214,329
Zoetis, Inc., Class A	1,837	307,220
		13,578,172
Industrials — 6.85%
Alaska Air Group, Inc.(a)	1,749	126,418
Amphenol Corp., Class A	6,493	432,434
Caterpillar, Inc.	1,864	641,122
Cintas Corp.	1,879	389,893
Deere & Co.	1,195	574,544
Eaton Corp. plc	1,623	476,058
Expeditors International of Washington, Inc.	2,206	258,896
GE Vernova LLC	898	300,992
General Electric Co.	3,241	670,822
Honeywell International, Inc.	3,180	676,990
Illinois Tool Works, Inc.	1,942	512,649
Lockheed Martin Corp., Class B	898	404,432
Parker-Hannifin Corp.	450	300,830
RTX Corp.	4,623	614,813
Transdigm Group, Inc.	203	277,542
Union Pacific Corp.	2,870	707,999
United Airlines Holdings, Inc.(a)	2,380	223,268
United Parcel Service, Inc., Class B	3,057	363,875

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 98.42% - continued	Shares	Fair Value
Industrials — 6.85% - continued
Verisk Analytics, Inc.	1,238	$367,575
W.W. Grainger, Inc.	243	248,154
		8,569,306
Materials — 1.23%
Ecolab, Inc.	1,088	292,683
Linde plc	1,995	931,765
Sherwin-Williams Co. (The)	867	314,088
		1,538,536
Real Estate — 0.95%
CBRE Group, Inc., Class A(a)	3,900	553,566
Crown Castle International Corp.	4,261	400,960
Jones Lang LaSalle, Inc.(a)	816	221,862
Millrose Properties, Inc.(a)	588	13,442
		1,189,830
Technology — 35.22%
Adobe, Inc.(a)	1,549	679,329
Advanced Micro Devices, Inc.(a)	4,524	451,767
Akamai Technologies, Inc.(a)	1,256	101,334
Analog Devices, Inc.	2,728	627,604
Applied Materials, Inc.	3,365	531,906
AppLovin Corp., Class A(a)	358	116,615
Arista Networks Inc(a)	7,129	663,353
Autodesk, Inc.(a)	1,023	280,517
Automatic Data Processing, Inc.	1,862	586,865
Broadcom, Inc.	12,164	2,425,867
Cadence Design Systems, Inc.(a)	1,036	259,518
Ciena Corp.(a)	3,577	284,622
Cisco Systems, Inc.	22,851	1,464,978
Corning, Inc.	10,055	504,258
Credo Technology Group Holding Ltd.(a)	2,154	118,858
Crowdstrike Holdings, Inc., Class A(a)	764	297,700
Dell Technologies, Inc., Class C	2,088	214,563
F5, Inc.(a)	1,861	544,212
Fiserv, Inc.(a)	3,037	715,791
Fortinet, Inc.(a)	2,499	269,917
Gartner, Inc.(a)	451	224,742
HP, Inc.	6,442	198,865
InterDigital, Inc.	1,428	305,078
International Business Machines Corp.	3,450	870,918
Intuit, Inc.	1,091	669,699
Jabil, Inc.	1,711	265,068
Juniper Networks, Inc.	10,598	383,648
KLA Corp.	686	486,264
Lam Research Corp.	5,560	426,674
MasterCard, Inc., Class A	3,118	1,796,935
Microchip Technology, Inc.	3,510	206,599
Micron Technology, Inc.	3,496	327,330

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 98.42% - continued	Shares	Fair Value
Technology — 35.22% - continued
Microsoft Corp.	19,734	$7,834,202
Moody's Corp.	1,039	523,594
Motorola Solutions, Inc.	2,073	912,576
MSCI, Inc.	569	336,000
NetApp, Inc.	1,819	181,554
NVIDIA Corp.	62,202	7,770,273
Oracle Corp.	5,649	938,073
Palantir Technologies, Inc., Class A(a)	5,739	487,356
Palo Alto Networks, Inc.(a)	1,992	379,337
PTC, Inc.(a)	864	141,376
Pure Storage, Inc., Class A(a)	2,487	130,493
Qualcomm, Inc.	3,783	594,574
S&P Global, Inc.	1,418	756,843
Salesforce, Inc.	3,078	916,782
Sandisk Corp.	835	39,120
Seagate Technology PLC	1,634	166,521
ServiceNow, Inc.(a)	726	675,006
SPS Commerce, Inc.(a)	676	90,043
Synopsys, Inc.(a)	725	331,528
Texas Instruments, Inc.	4,365	855,496
Ubiquiti, Inc.	662	226,199
Visa, Inc., Class A	6,116	2,218,334
Western Digital Corp.(a)	2,338	114,398
Zebra Technologies Corp., Class A(a)	470	148,074
		44,069,146
Utilities — 2.52%
American Water Works Co., Inc.	2,340	318,170
Constellation Energy Corp.	1,060	265,578
Dominion Energy, Inc.	2,713	153,610
Duke Energy Corp.	4,697	551,850
Eversource Energy	4,012	252,796
FirstEnergy Corp.	4,558	176,714
NextEra Energy, Inc.	7,783	546,133
Sempra	4,777	341,890
Southern Co. (The)	6,022	540,715
		3,147,456
Total Common Stocks/Investments — 98.42% (Cost $108,361,558)		123,133,575

Other Assets in Excess of Liabilities — 1.58%		1,980,540
NET ASSETS — 100.00%		$125,114,115

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments

February 28, 2025 - (Unaudited)

ASSET BACKED SECURITIES — 9.86%	Principal Amount	Fair Value
Aurora (Sunnova) I Issuer, LLC, Series 2023-B, Class C, 6.00%, 8/22/2050(a)	$789,551	$635,668
Century Plaza Towers, Series 2019-CPT, Class B, 3.00%, 11/13/2039(a)(b)	740,000	658,261
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039(a)	1,000,000	922,094
Frontier Issuer, LLC, Series 2023-1, Class C, 11.50%, 8/20/2053(a)	1,000,000	1,067,211
Frontier Issuer, LLC, Series 2024-1, Class C, 11.16%, 6/20/2054(a)	1,000,000	1,133,222
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B, 5.52%, 2/22/2055(a)	932,855	889,189
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%, 9/25/2029(a)	900,000	931,819
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 6.05%, 10/15/2033 (US0001M + 1.370bps)(a)(b)	1,000,000	996,932
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053(a)	750,455	753,437
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053(a)	500,000	373,932
Mosaic Solar Loan Trust 2024-1, Series 2024-1A, Class D, 10.00%, 9/20/2049(a)	500,000	439,919
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.89%, 7/15/2036 (US0001M + 1.500bps)(a)(b)	848,857	780,751
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054(a)	1,000,000	893,454
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032(a)	365,224	343,593
STWD Mortgage Trust, Series 2021-LIH, Class B, 6.08%, 11/15/2036 (US0001M + 1.656bps)(a)(b)	1,000,000	996,140
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057(a)	904,652	893,653
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 6/22/2026(a)	286,041	286,932
Tesla Auto Lease Trust, Series 2024-B, Class A2A, 4.79%, 1/20/2027(a)	261,813	262,203
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 6/21/2027(a)	1,170,000	1,178,599
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 6/20/2028(a)	750,000	758,051
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%, 4/30/2048(a)	366,526	345,015
Wells Fargo Commercial Mortgage Trust 2024-SVEN, Series SVEN, Class X, 0.03%, 6/10/2037(a)(b)		911,580
Total Asset Backed Securities (Cost $16,441,374)		16,451,655

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.16%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%, 2/25/2032(b)	1,000,000	883,820
Freddie Mac Multiclass Certificates, Series 2024-P016, Class A2, 4.76%, 9/25/2033(b)	1,000,000	984,766
Government National Mortgage Association, Series 2023-111, Class ZA, 3.00%, 2/20/2052	104,597	70,128
Total Collateralized Mortgage Obligations (Cost $2,002,999)		1,938,714

CORPORATE BONDS — 43.42%
Communications — 0.63%
Turkcell Iletisim Hizmetleri A/S, 7.65%, 1/24/2032(a)	1,025,000	1,051,824

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

CORPORATE BONDS — 43.42% - continued	Principal Amount	Fair Value
Consumer Discretionary — 1.63%
Amazon Conservation DAC, 6.03%, 1/16/2042(a)	$400,000	$400,346
Conservation Fund, Series 2019, 3.47%, 12/15/2029	1,000,000	935,914
NHP Foundation (The), 6.00%, 12/1/2033	500,000	536,642
Walmart, Inc., 1.80%, 9/22/2031	1,000,000	855,110
		2,728,012
Consumer Staples — 1.01%
PepsiCo, Inc., 3.90%, 7/18/2032	1,100,000	1,048,892
Unilever Capital Corp., 2.63%, 8/12/2051	1,000,000	632,053
		1,680,945
Energy — 4.19%
BP Capital Markets America, Inc., 2.77%, 11/10/2050	1,000,000	622,015
ConocoPhillips Co., 5.05%, 9/15/2033	500,000	502,961
Continental Wind, LLC, 6.00%, 2/28/2033(a)	1,015,863	1,042,981
Equinor ASA, 3.95%, 5/15/2043	1,000,000	850,018
Occidental Petroleum Corp., 6.05%, 10/1/2054	400,000	385,697
Raizen Fuels Finance S.A., 6.45%, 3/5/2034(a)	575,000	578,545
Raizen Fuels Finance S.A., 6.95%, 3/5/2054(a)	1,075,000	1,056,464
Total Energies Capital SA, 5.49%, 4/5/2054	825,000	809,076
Total Energies Capital SA, 5.43%, 9/10/2064	1,200,000	1,145,482
		6,993,239
Financials — 14.82%
200 Park Funding Trust, 5.74%, 2/15/2055(a)	975,000	982,407
Ameriprise Financial, Inc., 5.20%, 4/15/2035	1,050,000	1,053,055
Barclays PLC, 7.63%, 9/15/2173 (USISSO05 + 3.686bps)(b)	400,000	401,274
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029	1,000,000	982,901
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037	1,000,000	964,487
BNP Paribas S.A., 5.89%, 12/5/2034 (SOFR + 1.866bps)(a)(b)	1,175,000	1,233,284
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028	769,616	780,572
Credit Agricole S.A., 6.25%, 1/10/2035 (SOFR + 2.670bps)(a)(b)	1,000,000	1,035,847
Export Development Canada, 4.13%, 2/13/2029	1,000,000	1,000,793
Export Development Canada, 4.75%, 6/5/2034	1,000,000	1,031,179
Goldman Sachs Group, Inc. (The), 7.48%, Perpetual (H15T5Y + 3.623bps)(b)	1,000,000	1,009,286
GPS Blue Financing DAC, 5.65%, 11/9/2041(a)	1,000,000	979,369
Hannon Armstrong Sustainable Infrastructure, 6.38%, 7/1/2034(a)	1,000,000	1,002,812
International Bank for Reconstruction & Development, 1.75%, 7/31/2033	1,000,000	1,002,385
JPMorgan Chase & Co., 5.77%, 4/22/2035 (SOFR + 1.490bps)(b)	500,000	521,045
KFW, 4.38%, 2/28/2034	1,000,000	1,006,289
M&T Bank Corp., 4.83%, 1/16/2029 (SOFRRATE + 0.930bps)(b)	1,000,000	1,002,534
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042 (H15T5Y + 3.982bps)(a)(b)	1,000,000	1,025,097
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)(b)	1,000,000	1,067,286
Private Export Funding Corp., 4.60%, 2/15/2034	1,000,000	1,007,941
Province of Quebec Canada, 1.90%, 4/21/2031	1,000,000	867,189
Starwood Property Trust, Inc., 7.25%, 4/1/2029(a)	750,000	780,746

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

CORPORATE BONDS — 43.42% - continued	Principal Amount	Fair Value
Financials — 14.82% - continued
UBS Group A.G., 5.70%, 2/8/2035 (H15T1Y + 1.770bps)(a)(b)	$1,150,000	$1,184,453
UBS Group A.G., 6.30%, Perpetual (H15T1Y + 2.000bps)(a)(b)	1,000,000	1,073,184
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)(a)(b)	625,000	685,248
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027(a)	1,000,000	1,054,631
		24,735,294
Industrials — 1.84%
Air Canada, Series 2013-1A, Class A, 4.13%, 5/15/2025(a)	475,362	474,607
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%, 6/10/2028	1,168,968	1,090,238
Tote Shipholdings, LLC, 3.40%, 10/16/2040	909,000	795,831
Vessel Management Services, Inc., 3.48%, 1/16/2037	797,000	709,841
		3,070,517
Insurance — 0.53%
USAA Capital Corp., 2.13%, 5/1/2030(a)	1,000,000	885,418

Materials — 2.33%
Alcoa Nederland Holding BV, 7.13%, 3/15/2031(a)	1,030,000	1,073,341
Cemex S.A.B. de C.V., 9.13%, Perpetual (H15T5Y + 490.700bps)(a)(b)	625,000	637,243
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032(a)	500,000	500,865
LD Celulose International GmbH, 7.95%, 1/26/2032(a)	375,000	389,505
Smurfit Westrock Financing DAC, 5.42%, 1/15/2035(a)	1,275,000	1,291,542
		3,892,496
Multi-Nationals — 4.77%
African Development Bank, 5.75%, Perpetual (H15T5Y + 1.575bps)(b)	1,000,000	972,641
Arab Petroleum Investments Corp., 5.43%, 5/2/2029(a)	1,000,000	1,022,403
Dominican Republic International Bond, 6.60%, 6/1/2036(a)	300,000	302,775
European Investment Bank, 0.75%, 9/23/2030	1,000,000	834,725
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033	1,000,000	947,288
International Bank for Reconstruction & Development, EMTN, 0%, 3/31/2028	500,000	484,542
International Development Association, 4.38%, 11/27/2029(a)	850,000	856,574
International Finance Facility for Immunisation Co., MTN, 1.00%, 4/21/2026	1,000,000	963,372
OPEC Fund for International Development (The), 4.50%, 1/26/2026(a)	1,000,000	1,000,578
Serbia International Bond, 6.00%, 6/12/2034(a)	575,000	577,740
		7,962,638
Real Estate — 1.65%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026(a)	1,000,000	970,800
National Community Renaissance of California, 3.27%, 12/1/2032	1,000,000	852,864
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032	1,000,000	937,767
		2,761,431
Technology — 0.86%
Apple, Inc., 3.00%, 6/20/2027	1,000,000	974,881
Intel Corp., 4.15%, 8/5/2032	500,000	466,222
		1,441,103

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

CORPORATE BONDS — 43.42% - continued	Principal Amount	Fair Value
Utilities — 9.16%
AES Corp. (The), 5.45%, 6/1/2028	$1,000,000	$1,017,276
AES Corp. (The), 7.60%, 1/15/2055 (H15T5Y + 3.201bps)(b)	250,000	255,788
Algonquin Power & Utilities Corp., 5.37%, 6/15/2026	950,000	956,730
California Buyer Ltd., 6.38%, 2/15/2032(a)	450,000	446,492
Comision Federal de Electricidad, 5.70%, 1/24/2030(a)	1,125,000	1,095,309
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052	1,000,000	724,135
Exelon Corp, 6.50%, 3/15/2055 (H15T5Y + 1.975bps)(b)	950,000	951,411
MidAmerican Energy Co., 5.30%, 2/1/2055	1,050,000	1,013,846
New York State Electric & Gas Corp., 2.15%, 10/1/2031(a)	1,000,000	843,533
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029(a)	1,016,000	1,009,904
Pacific Gas and Electric Co., 6.70%, 4/1/2053	1,000,000	1,073,443
PG&E Recovery Funding, LLC, 4.84%, 6/1/2033	1,000,000	999,962
Public Service Co. of Colorado, 5.75%, 5/15/2054	1,100,000	1,118,140
San Diego Gas & Electric Co., 2.95%, 8/15/2051	1,000,000	643,287
Southern California Edison Co., 5.20%, 6/1/2034	575,000	562,901
Southern California Edison Co., 3.65%, 6/1/2051	1,000,000	699,440
Topaz Solar Farms, LLC, 5.75%, 9/30/2039(a)	885,031	855,568
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)(a)(b)	1,000,000	1,017,290
		15,284,455
Total Corporate Bonds (Cost $73,506,498)		72,487,372

FOREIGN GOVERNMENT BONDS — 0.62%
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	1,034,103
Total Foreign Government Bonds (Cost $979,464)		1,034,103

INTERNATIONAL BONDS — 0.60%
Hashemite Kingdom of Jordan, 3.00%, 6/30/2025	1,000,000	994,151
Total International Bonds (Cost $995,026)		994,151

MUNICIPAL BONDS — 6.83%
California — 1.12%
Freddie Mac Multifamily ML Certificates, Revenue, 1.51%, 9/25/2037	4,841,661	502,468
San Diego Unified School District/CA, Revenue, 3.97%, 7/1/2029	350,000	346,224
San Francisco City & County Public Utilities, Revenue, 4.66%, 10/1/2027	1,000,000	1,010,026
		1,858,718
Indiana — 0.00%(c)
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2, 10.75%, 12/1/2029(d)	234,358	23

Iowa — 0.25%
Iowa Finance Authority, Revenue, 7.00%, 11/1/2027(a)	415,000	418,434

Maryland — 1.22%
Maryland Economic Development Corp., Revenue, 5.43%, 5/31/2056	750,000	752,695
Maryland Economic Development Corp., Revenue, 5.94%, 5/31/2057	1,250,000	1,288,305
		2,041,000

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

MUNICIPAL BONDS — 6.83% - continued	Principal Amount	Fair Value
Minnesota — 0.91%
Minnesota Housing Finance Agency, Revenue, 5.90%, 8/1/2049	$750,000	$761,004
Minnesota Housing Finance Agency, Revenue, 5.95%, 8/1/2054	750,000	762,289
		1,523,293
Montana — 0.61%
Gallatin County Industrial Development, Revenue, Series B, 11.50%, 9/1/2027	1,000,000	1,029,621

New Hampshire — 0.96%
New Hampshire Business Finance Authority, 5.69%, 11/1/2045	750,000	743,051
New Hampshire Business Finance Authority, Revenue, 4.52%, 7/1/2033	850,000	850,000
		1,593,051
New York — 1.16%
City of New York NY, 5.09%, 10/1/2049	1,000,000	986,732
Metropolitan Transportation Authority, Revenue, 5.18%, 11/15/2049	75,000	68,591
New York State Energy Research & Development Authority, Revenue, Series A, 4.87%, 4/1/2037	958,000	878,075
		1,933,398
Pennsylvania — 0.30%
Redevelopment Authority of the City of Philadelphia, Revenue, 5.23%, 9/1/2040	500,000	503,983

Wisconsin — 0.30%
Public Finance Authority, Revenue, 5.29%, 7/1/2029	500,000	505,518
Total Municipal Bonds (Cost $11,573,201)		11,407,039

TERM LOANS — 1.68%
Utilities — 1.11%
Constellation Renewables, LLC, 7.59%, 12/15/2027 (TSFR1M + 225.000bps)(b)	859,538	860,075
TerraForm Power Operating, LLC, 6.30%, 5/30/2029 (TSFR1M + 200.000bps)(b)	650,000	653,049
Vistra Operations Co., LLC, 6.31%, 4/30/2031 (TSFR1M + 200.000bps)(b)	348,250	340,414
		1,853,538
Industrials — 0.57%
LTR Intermediate Holdings, Inc., 9.94%, 5/7/2028 (US0001M + 450.000bps)(b)	974,811	953,609
Total Term Loans (Cost $2,825,653)		2,807,147

U.S. GOVERNMENT & AGENCIES — 35.27%
Fannie Mae Pool, 4.00%, 5/1/2044	702,136	678,158
Fannie Mae Pool, 2.50%, 8/1/2051	120,657	101,845
Fannie Mae Pool, 2.50%, 12/1/2051	270,508	228,004
Fannie Mae Pool, 2.50%, 2/1/2052	1,982,702	1,674,320
Fannie Mae Pool, 2.50%, 2/1/2052	174,999	147,770
Fannie Mae Pool, 3.00%, 2/1/2052	212,428	186,047
Fannie Mae Pool, 3.00%, 4/1/2052	2,315,807	2,021,466

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

U.S. GOVERNMENT & AGENCIES — 35.27% - continued	Principal Amount	Fair Value
Fannie Mae Pool, 3.00%, 4/1/2052	$2,386,143	$2,099,179
Fannie Mae Pool, 3.50%, 4/1/2052	2,325,872	2,110,832
Fannie Mae Pool, 3.50%, 5/1/2052	638,127	578,525
Fannie Mae Pool, 5.00%, 5/1/2052	156,577	154,519
Fannie Mae Pool, 3.00%, 6/1/2052	759,112	661,297
Fannie Mae Pool, 3.50%, 6/1/2052	184,307	167,277
Fannie Mae Pool, 4.00%, 6/1/2052	2,330,481	2,187,228
Fannie Mae Pool, 4.50%, 6/1/2052	410,015	395,507
Fannie Mae Pool, 5.00%, 7/1/2052	409,219	404,070
Fannie Mae Pool, 4.00%, 8/1/2052	1,381,430	1,296,512
Fannie Mae Pool, 4.50%, 8/1/2052	1,814,111	1,749,980
Fannie Mae Pool, 4.00%, 9/1/2052	944,635	886,518
Fannie Mae Pool, 4.50%, 9/1/2052	1,986,076	1,915,866
Fannie Mae Pool, 5.00%, 9/1/2052	291,238	287,573
Fannie Mae Pool, 4.00%, 10/1/2052	1,195,765	1,122,136
Fannie Mae Pool, 4.50%, 10/1/2052	651,713	628,697
Fannie Mae Pool, 5.00%, 10/25/2052	604,973	597,111
Fannie Mae Pool, 4.50%, 11/1/2052	1,247,316	1,202,984
Fannie Mae Pool, 5.00%, 2/1/2053	115,667	114,092
Fannie Mae Pool, 5.50%, 2/1/2053	405,456	407,887
Fannie Mae Pool, 6.00%, 2/1/2053	343,326	350,417
Fannie Mae Pool, 6.00%, 3/1/2053	275,632	281,319
Fannie Mae Pool, 5.50%, 6/1/2053	822,508	825,225
Fannie Mae Pool, 5.00%, 8/1/2053	1,588,841	1,565,559
Fannie Mae Pool, 5.50%, 10/1/2053	2,122,250	2,133,879
Fannie Mae Pool, 5.50%, 5/1/2054	2,044,703	2,053,354
Fannie Mae Pool, 6.00%, 6/1/2054	399,287	405,919
Federal National Mortgage Association, 0.88%, 8/5/2030	1,000,000	844,788
Federal National Mortgage Association, 5.00%, 4/1/2053	489,553	482,884
Freddie Mac Pool, 3.00%, 2/1/2052	176,033	154,877
Freddie Mac Pool, 3.00%, 3/1/2052	1,119,147	976,247
Freddie Mac Pool, 4.00%, 4/1/2052	168,247	158,166
Freddie Mac Pool, 3.00%, 6/1/2052	550,427	482,807
Freddie Mac Pool, 3.00%, 6/1/2052	81,799	71,288
Freddie Mac Pool, 5.00%, 6/1/2053	1,432,389	1,411,991
Ginnie Mae II Pool, 3.00%, 12/20/2051	1,849,442	1,645,487
Ginnie Mae II Pool, 3.00%, 1/20/2052	201,318	179,117
Ginnie Mae II Pool, 3.50%, 7/20/2052	1,359,346	1,250,369
Ginnie Mae II Pool, 4.50%, 8/20/2052	890,592	860,958
Ginnie Mae II Pool, 4.00%, 9/20/2052	924,591	872,155
Ginnie Mae II Pool, 4.50%, 12/20/2052	653,849	634,392
Ginnie Mae II Pool, 4.50%, 2/20/2053	139,551	135,283
Ginnie Mae II Pool, 5.00%, 2/20/2053	229,384	226,683
Ginnie Mae II Pool, 5.50%, 2/20/2053	90,173	90,734
Ginnie Mae II Pool, 3.00%, 8/20/2053	25,863	23,022
United States Treasury Note, 4.25%, 2/15/2028	308,000	310,298
United States Treasury Note, 4.25%, 1/31/2030	7,872,000	7,947,645

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

U.S. GOVERNMENT & AGENCIES — 35.27% - continued	Principal Amount	Fair Value
United States Treasury Note, 4.63%, 2/15/2035	$1,082,000	$1,116,573
United States Treasury Note, 4.75%, 2/15/2045	6,267,000	6,429,550
United States Treasury Note, 4.50%, 11/15/2054	949,000	945,738
Total U.S. Government & Agencies (Cost $59,207,867)		58,872,124

Total Investments — 99.44% (Cost $167,532,082)		165,992,305
Other Assets in Excess of Liabilities — 0.56%		935,221
NET ASSETS — 100.00%		$166,927,526

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Less than 0.005%
(d)	In default.

EMTN - Euro Medium Term Note

GMTN - Global Medium Term Note

MTN - Medium Term Note

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF

Schedule of Investments

February 28, 2025 - (Unaudited)

COMMON STOCKS — 91.39%	Shares	Fair Value
Communications — 1.30%
Trip.com Group Ltd. (China)(a)	37,036	$2,079,200

Consumer Staples — 2.99%
Carrefour S.A. (France)	153,414	2,037,405
Dollarama, Inc. (Canada)	26,303	2,742,676
		4,780,081
Energy — 4.69%
CES Energy Solutions Corp. (Canada)	395,246	2,185,944
Secure Waste Infrastructure Corp. (Canada)	307,690	3,060,946
Subsea 7 S.A. (Luxembourg)	146,678	2,249,129
		7,496,019
Financials — 15.71%
AIA Group Ltd. (Hong Kong)	219,101	1,673,475
Alpha Bank AE (Greece)	1,238,141	2,500,809
Bangkok Bank PCL (Thailand)	968,060	4,276,706
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia)	13,084,569	2,651,638
DBS Group Holdings Ltd. (Singapore)	151,085	5,131,492
HDFC Bank Ltd. - ADR (India)	49,063	3,023,262
KBC Group N.V. (Belgium)	67,542	5,854,761
		25,112,143
Health Care — 9.16%
Jeol Ltd. (Japan)	63,473	2,065,990
Olympus Corp. (Japan)	285,416	3,881,753
PeptiDream, Inc. (Japan)(a)	239,690	3,241,550
Santen Pharmaceutical Co. Ltd. (Japan)	259,828	2,403,881
Straumann Holding AG (Switzerland)	22,427	3,031,851
		14,625,025
Industrials — 19.64%
AP Moller - Maersk A/S, Series B (Denmark)	1,072	1,875,273
Element Fleet Management Corp. (Canada)	175,149	3,504,191
Intertek Group plc (United Kingdom)	47,993	3,100,510
Mitsubishi Electric Corp. (Japan)	267,345	4,097,806
Safran S.A. (France)	13,716	3,557,739
Siemens AG (Germany)	19,017	4,362,747
Sulzer A.G. (Switzerland)	18,429	3,184,382
Vinci S.A. (France)	35,537	4,094,753
Webuild SpA (Italy)	1,097,856	3,627,639
		31,405,040
Materials — 11.20%
CRH plc (Ireland)	52,266	5,335,425
Givaudan S.A. (Switzerland)	427	1,919,282
Heidelberg Materials A.G. (Germany)	27,592	4,155,111
Mitsubishi Materials Corp. (Japan)	116,623	1,844,523
Rio Tinto plc (United Kingdom)	39,006	2,352,579
Smurfit WestRock plc (Ireland)	44,697	2,307,813
		17,914,733

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 91.39% - continued	Shares	Fair Value
Technology — 24.96%
ASML Holding N.V. - ADR (Netherlands)	5,041	$3,574,472
Canon, Inc. (Japan)	114,119	3,838,819
Constellation Software, Inc. (Canada)	1,097	3,782,031
Indra Sistemas S.A. (Spain)	56,000	1,217,341
Murata Manufacturing Co. Ltd. (Japan)	104,417	1,769,409
Nomura Research Institute Ltd. (Japan)	122,809	4,060,969
NXP Semiconductors NV (Netherlands)	15,195	3,275,890
Rakus Co. Ltd. (Japan)	277,700	3,485,295
SCREEN Holdings Company Ltd. (Japan)	48,083	3,408,692
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan Province of China)	27,484	4,961,687
Topicus.com, Inc. (Canada)	26,299	2,545,176
Wise plc (United Kingdom)(a)	316,582	3,953,044
		39,872,825
Utilities — 1.74%
Enel SpA (Italy)	379,738	2,780,098
Total Common Stocks (Cost $129,214,621)		146,065,164

WARRANTS — 0.00%(b)
Technology — 0.00%(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040(c)	872	—
Total Warrants (Cost $0)		—

Total Investments — 91.39% (Cost $129,214,621)		146,065,164
Other Assets in Excess of Liabilities — 8.61%		13,756,019
NET ASSETS — 100.00%		$159,821,183

(a)	Non-income producing security.
(b)	Less than 0.005%.
(c)	Security is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF

Schedule of Investments

February 28, 2025 - (Unaudited)

COMMON STOCKS — 87.89%	Shares	Fair Value
Communications — 6.34%
MakeMyTrip Ltd. (Mauritius)(a)	14,498	$1,395,577
Trip.com Group Ltd. (China)(a)	24,410	1,370,377
		2,765,954
Consumer Discretionary — 14.23%
Ace Hardware Indonesia Tbk P.T. (Indonesia)	17,752,538	690,614
Coway Co. Ltd. (South Korea)	13,738	762,078
Haier Smart Home Co. Ltd., H Shares (China)	479,669	1,526,530
Hankook Tire & Technology Co. Ltd. (Korea (Republic of))	28,560	741,290
KIA Corp. (Korea (Republic of))	9,487	605,530
MercadoLibre, Inc. (Argentina)(a)	428	908,160
MINISO Group Holding Ltd. (Cayman Islands)(b)	191,171	973,432
		6,207,634
Consumer Staples — 4.72%
Charoen Pokphand Foods PCL (Thailand)	716,980	510,142
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia)	1,249,678	787,644
Kimberly-Clark de Mexico SAB de CV (Mexico)	503,258	756,536
		2,054,322
Energy — 1.17%
PTT Exploration & Production PCL (Thailand)	161,106	512,074

Financials — 9.64%
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia)	4,263,359	863,986
BB Seguridade Participacoes S.A. (Brazil)	137,400	883,522
HDFC Bank Ltd. - ADR (India)	18,547	1,142,866
NU Holdings Ltd., Class A (Taiwan Province of China)(a)	77,328	831,276
Regional S.A.B. de C.V. (Mexico)	74,272	481,026
		4,202,676
Health Care — 1.87%
Dentium Co. Ltd. (South Korea)	17,724	815,683

Industrials — 11.22%
CJ Logistics Corporation (Korea (Republic of))	14,904	955,365
Hanwha Aerospace Co. Ltd. (Korea (Republic of))	3,424	1,392,871
LIG Nex1 Co. Ltd. (Korea (Republic of))	6,457	1,196,158
Sporton International, Inc. (Taiwan Province of China)	78,400	495,283
Voltronic Power Technology Corp. (Taiwan Province of China)	17,000	849,355
		4,889,032
Materials — 5.19%
GCC S.A.B. de C.V. (Mexico)	99,777	975,291
Harmony Gold Mining Co. Ltd. (South Africa)	58,112	559,707
Suzano S.A. - ADR (Brazil)	76,427	734,463
		2,269,461
Real Estate — 2.75%
Central Pattana PCL (Thailand)	834,000	1,197,752

Technology — 30.76%
Accton Technology Corp. (Taiwan Province of China)	79,000	1,614,791
DB HiTek Co. Ltd. (South Korea)	16,576	490,404

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 87.89% - continued	Shares	Fair Value
Technology — 30.76% - continued
eMemory Technology, Inc. (Taiwan Province of China)	6,000	$536,674
Infosys Ltd. - ADR (India)	49,577	996,498
MediaTek, Inc. (Taiwan Province of China)	37,000	1,702,506
Samsung Electronics Co. Ltd. (South Korea)	56,131	2,095,029
Samsung SDI Co. Ltd. (South Korea)	1,723	264,316
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of China)	152,000	4,801,216
Wipro Ltd. - ADR (India)	278,093	909,364
		13,410,798
Total Common Stocks/Investments — 87.89% (Cost $34,124,392)		38,325,386

Other Assets in Excess of Liabilities — 12.11%		5,278,392
NET ASSETS — 100.00%		$43,603,778

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments

February 28, 2025 - (Unaudited)

COMMON STOCKS — 94.88%	Shares	Fair Value
Communications — 2.80%
Cargurus, Inc.(a)	1,038	$33,413
Cogent Communications Holdings, Inc.	1,232	90,022
EchoStar Corp., Class A(a)	2,555	79,793
IAC, Inc.(a)	1,563	72,242
John Wiley & Sons, Inc., Class A	2,133	85,064
Lumen Technologies, Inc.(a)	15,484	73,084
Telephone and Data Systems, Inc.	2,420	87,362
		520,980
Consumer Discretionary — 17.04%
Adtalem Global Education, Inc.(a)	1,034	105,789
American Eagle Outfitters, Inc.	4,704	61,575
Asbury Automotive Group, Inc.(a)	556	149,231
Bath & Body Works, Inc.	2,955	107,060
Boot Barn Holdings, Inc.(a)	615	75,294
Buckle, Inc. (The)	1,673	67,004
Cavco Industries, Inc.(a)	295	154,736
Champion Homes, Inc.(a)	603	61,808
Dana, Inc.	5,541	82,394
Eplus, Inc.(a)	1,013	65,217
Etsy, Inc.(a)	1,522	77,911
Foot Locker, Inc.(a)	1,729	29,946
Fox Factory Holding Corp.(a)	1,792	49,692
Gentherm, Inc.(a)	1,344	44,460
G-III Apparel Group Ltd.(a)	1,703	46,100
Group 1 Automotive, Inc.	192	88,239
Hanesbrands, Inc.(a)	7,087	42,735
Herman Miller, Inc.	2,716	58,394
HNI Corp.	2,240	104,362
KAR Auction Services, Inc.(a)	5,040	112,392
KB Home	920	56,120
Kohl's Corp.	3,560	40,620
La-Z-Boy, Inc.	2,077	93,963
LGI Homes, Inc.(a)	553	40,607
Marcus Corp. (The)	2,685	49,243
Meritage Homes Corp.	1,788	129,576
Newell Brands, Inc.	4,841	31,079
Oxford Industries, Inc.	728	45,158
Papa John's International, Inc.	1,178	53,422
Phinia, Inc.	1,258	62,032
Shake Shack, Inc., Class A(a)	944	102,518
Signet Jewelers Ltd.	952	49,809
Six Flags Entertainment Corp	2,044	89,875
St. Joe Co. (The)	1,932	92,678
Steven Madden Ltd.	2,429	79,647
Strategic Education, Inc.	700	56,371
Stride, Inc.(a)	836	114,364

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 94.88% - continued	Shares	Fair Value
Consumer Discretionary — 17.04% - continued
Tempur Sealy International, Inc.	965	$61,644
V.F. Corp.	5,998	149,530
Victoria's Secret & Co.(a)	1,456	38,919
Wendy's Co. (The)	5,348	82,894
Winnebago Industries, Inc.	1,596	64,495
		3,168,903
Consumer Staples — 1.86%
Cal-Maine Foods, Inc.	257	23,230
Edgewell Personal Care Co.	2,576	81,067
Hims & Hers Health, Inc.(a)	2,810	126,702
National Beverage Corp.	1,344	53,532
United Natural Foods, Inc.(a)	1,928	61,291
		345,822
Energy — 3.21%
Archrock, Inc.	4,704	127,572
Liberty Oilfield Services, Inc., Class A	3,776	65,212
Nabors Industries Ltd.(a)	591	23,752
Northern Oil and Gas, Inc.	2,150	67,725
Oceaneering International, Inc.(a)	2,973	65,674
Patterson-UTI Energy, Inc.	9,775	81,230
SM Energy Co.	2,521	82,462
Sunrun, Inc.(a)	4,233	30,689
Talos Energy, Inc.(a)	5,877	52,893
		597,209
Financials — 20.22%
AMERISAFE, Inc.	2,072	106,625
BancFirst Corp.	1,176	140,367
Bank of Hawaii Corp.	1,680	121,330
Berkshire Hills Bancorp, Inc.	4,228	120,456
BGC Group, Inc., Class A	9,884	97,852
Bread Financial Holdings, Inc.	1,412	76,248
Columbia Banking System, Inc.	3,029	80,965
Comerica, Inc.	1,530	98,425
Essent Group Ltd.	1,876	108,095
F&G Annuities & Life, Inc.	812	34,575
First American Financial Corp.	1,682	110,491
First Hawaiian, Inc.	6,496	174,806
First Interstate BancSystem, Inc., Class A	3,864	118,625
GATX Corp.	644	107,580
Goldman Sachs BDC, Inc.	6,182	80,613
Heritage Financial Corp.	5,602	141,563
Hilltop Holdings, Inc.	3,332	106,591
Independent Bank Corp.	2,189	150,078
Jackson Financial, Inc., Class A	1,487	136,254
Kearny Financial Corp.	14,046	98,182
Kennedy-Wilson Holdings, Inc.	11,256	109,296
Lincoln National Corp.	4,560	177,839

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 94.88% - continued	Shares	Fair Value
Financials — 20.22% - continued
Marathon Digital Holdings, Inc.(a)	4,647	$64,686
Mr. Cooper Group, Inc.(a)	1,288	144,733
Pacific Premier Bancorp, Inc.	5,040	120,406
Palomar Holdings, Inc.(a)	616	79,255
Piper Sandler Cos.	560	162,187
Radian Group, Inc.	3,780	124,400
RLI Corp.	952	72,438
S&T Bancorp, Inc.	4,004	161,041
Stewart Information Services Corp.	1,260	89,712
United Community Banks, Inc.	5,180	166,951
Zions Bancorp.	1,428	77,169
		3,759,834
Health Care — 8.93%
ADMA Biologics, Inc.(a)	3,562	58,381
Arrowhead Pharmaceuticals, Inc.(a)	2,552	48,258
Catalyst Pharmaceuticals, Inc.(a)	2,160	49,442
Encompass Health Corp.	700	70,098
Ensign Group, Inc. (The)	685	88,467
Fortrea Holdings, Inc.(a)	2,463	34,113
Glaukos Corp.(a)	947	113,659
ICU Medical, Inc.(a)	387	56,630
Inspire Medical Systems, Inc.(a)	431	79,989
Krystal Biotech, Inc.(a)	472	84,606
LeMaitre Vascular, Inc.	930	85,421
Ligand Pharmaceuticals, Inc.(a)	756	92,407
Merit Medical Systems, Inc.(a)	1,451	148,061
National Healthcare Corp.	728	67,828
NeoGenomics, Inc.(a)	3,645	36,414
Organon & Co.	5,745	85,658
Pacira Pharmaceuticals, Inc.(a)	2,128	51,178
Protagonist Therapeutics, Inc.(a)	1,030	38,718
QuidelOrtho Corp.(a)	982	39,270
RadNet, Inc.(a)	1,484	82,317
Tandem Diabetes Care, Inc.(a)	1,282	28,383
TG Therapeutics, Inc.(a)	1,960	58,976
TransMedics Group, Inc.(a)	560	42,739
Varex Imaging Corp.(a)	4,340	55,812
Vericel Corp.(a)	1,232	63,189
		1,660,014
Industrials — 14.62%
AAR Corp.(a)	1,344	87,387
Advanced Energy Industries, Inc.	930	107,108
Aerovironment, Inc.(a)	560	83,787
Alamo Group, Inc.	644	112,688
Alaska Air Group, Inc.(a)	2,307	166,750
Badger Meter, Inc.	784	164,899
Cactus, Inc., Class A	804	42,242

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 94.88% - continued	Shares	Fair Value
Industrials — 14.62% - continued
Douglas Dynamics, Inc.	3,106	$83,986
Dycom Industries, Inc.(a)	616	100,938
Everus Contruction Group, Inc.(a)	682	28,371
Frontdoor, Inc.(a)	1,874	85,230
Granite Construction, Inc.	1,336	110,327
H&E Equipment Services, Inc.	900	86,310
Heartland Express, Inc.	9,408	97,091
Hillenbrand, Inc.	2,717	81,238
Installed Building Products, Inc.	560	95,984
Itron, Inc.(a)	1,254	136,548
JetBlue Airways Corp.(a)	9,979	65,063
John Bean Technologies Corp.	455	60,060
Kratos Defense & Security Solutions, Inc.(a)	1,595	42,092
Moog, Inc., Class A	451	76,891
Mueller Industries, Inc.	1,021	81,864
MYR Group, Inc.(a)	560	68,723
Powell Industries, Inc.	224	38,015
Robert Half International, Inc.	1,961	115,875
RXO, Inc.(a)	2,245	45,955
SkyWest, Inc.(a)	244	24,134
SPX Technologies, Inc.(a)	1,202	175,071
Trinity Industries, Inc.	3,113	96,783
UniFirst Corp.	730	156,892
		2,718,302
Materials — 6.44%
Allegheny Technologies, Inc.(a)	2,234	129,929
Alpha Metallurgical Resources, Inc.(a)	205	28,192
Apogee Enterprises, Inc.	1,176	56,377
Balchem Corp.	393	68,394
Boise Cascade Co.	924	95,781
Core Natural Resources, Inc.	645	47,891
Greif, Inc., Class B	1,288	78,066
Hawkins, Inc.	639	67,089
Innospec, Inc.	1,092	112,924
MP Materials Corp.(a)	1,966	47,204
Peabody Energy Corp.	2,186	30,145
Rogers Corp.(a)	672	53,720
Sealed Air Corp.	3,780	129,200
Stepan Co.	1,372	84,735
SunCoke Energy, Inc.	5,516	50,030
Sylvamo Corp.	896	63,706
Warrior Met Coal, Inc.	1,120	53,916
		1,197,299
Real Estate — 4.76%
Cushman & Wakefield PLC(a)	8,677	103,170
eXp World Holdings, Inc.	3,499	35,375
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,884	82,857

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 94.88% - continued	Shares	Fair Value
Real Estate — 4.76% - continued
Howard Hughes Holdings, Inc.(a)	1,541	$122,047
Jones Lang LaSalle, Inc.(a)	414	112,562
Marcus & Millichap, Inc.	2,804	107,898
Matson, Inc.	924	133,121
Newmark Group, Inc., Class A	4,819	70,695
REX Holdings, Inc., Class A	4,981	44,231
RMR Group, Inc. (The), Class A	4,060	73,973
		885,929
Technology — 11.62%
A10 Networks, Inc.	3,780	78,586
ACI Worldwide, Inc.(a)	992	56,891
Amentum Holdings, Inc.(a)	1,808	35,509
Axcelis Technologies, Inc.(a)	818	44,818
Box, Inc., Class A(a)	2,569	84,006
Calix, Inc.(a)	1,757	65,044
Cohu, Inc.(a)	2,828	55,598
DigitalOcean Holdings, Inc.(a)	1,193	51,120
DoubleVerify Holdings, Inc.(a)	3,640	50,596
DXC Technology Co.(a)	3,701	67,987
Extreme Networks, Inc.(a)	4,310	66,590
F5, Inc.(a)	262	76,617
FormFactor, Inc.(a)	2,100	69,930
Impinj, Inc.(a)	353	34,121
Insight Enterprises, Inc.(a)	672	103,408
InterDigital, Inc.	619	132,244
LiveRamp Holdings, Inc.(a)	2,184	65,258
N-Able, Inc.(a)	4,340	43,530
NCR Atleos Corp.(a)	1,517	43,143
NetScout Systems, Inc.(a)	3,976	89,420
Omnicell, Inc.(a)	1,463	55,682
Payoneer Global, Inc.(a)	7,105	60,748
Photronics, Inc.(a)	2,576	53,684
Progress Software Corp.	2,205	120,481
Qorvo, Inc.(a)	1,429	103,874
Semtech Corp.(a)	1,231	47,012
SiTime Corp.(a)	300	46,545
SPS Commerce, Inc.(a)	840	111,888
Veeco Instruments, Inc.(a)	2,016	44,836
Viavi Solutions, Inc.(a)	10,752	120,207
Vishay Intertechnology, Inc.	4,704	80,627
		2,160,000
Utilities — 3.38%
American States Water Co.	1,484	113,585
Avista Corp.	3,528	141,014
Chesapeake Utilities Corp.	952	120,837
Northwest Natural Holding Co.	2,828	115,609

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF

Schedule of Investments (continued)

February 28, 2025 - (Unaudited)

COMMON STOCKS — 94.88% - continued	Shares	Fair Value
Utilities — 3.38% - continued
NorthWestern Energy Group, Inc.	2,464	$137,812
		628,857
Total Common Stocks/Investments — 94.88% (Cost $17,662,234)		17,643,149

Other Assets in Excess of Liabilities — 5.12%		952,066
NET ASSETS — 100.00%		$18,595,215

(a)	Non-income producing security.

BDC - Business Development Company

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Assets and Liabilities
February 28, 2025 - (Unaudited)

	OneAscent Large Cap Core ETF	OneAscent Core Plus Bond ETF	OneAscent International Equity ETF
Assets
Investments in securities, at fair value (cost $108,361,558, $167,532,082 and $129,214,621)	$123,133,575	$165,992,305	$146,065,164
Cash	1,887,817	1,190,550	15,661,699
Dividend and interest receivable	149,240	1,411,944	98,215
Tax reclaims receivable	201	—	405,058
Prepaid expenses	3,090	1,530	2,949
Total Assets	125,173,923	168,596,329	162,233,085

Liabilities
Payable for investments purchased	—	975,000	1,223,517
Payable for distributions to shareholders	—	605,170	—
Due to custodian	—	—	1,053,816
Payable to Adviser	29,869	63,156	86,041
Payable to affiliates	6,445	13,173	19,736
Payable to audit and tax	9,949	10,222	9,445
Other accrued expenses	13,545	2,082	19,347
Total Liabilities	59,808	1,668,803	2,411,902
Net Assets	$125,114,115	$166,927,526	$159,821,183

Net Assets consist of:
Paid-in capital	$108,248,719	$175,473,032	$143,313,773
Accumulated earnings (deficit)	16,865,396	(8,545,506)	16,507,410
Net Assets	$125,114,115	$166,927,526	$159,821,183
Shares outstanding (unlimited number of shares authorized, no par value)	4,150,000	7,300,000	4,875,000
Net asset value per share	$30.15	$22.87	$32.78

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Assets and Liabilities (continued)
February 28, 2025 - (Unaudited)

	OneAscent Emerging Markets ETF	OneAscent Small Cap Core ETF
Assets
Investments in securities, at fair value (cost $34,124,392 and $17,662,234)	$38,325,386	$17,643,149
Cash	5,360,264	966,186
Dividend and interest receivable	170,816	15,499
Tax reclaims receivable	1,284	—
Receivable from Adviser	—	6,524
Prepaid expenses	2,757	—
Total Assets	43,860,507	18,631,358

Liabilities
Payable for investments purchased	211,548	—
Payable to Adviser	20,235	—
Payable to affiliates	7,072	8,498
Payable to audit and tax	9,445	9,862
Other accrued expenses	8,429	17,783
Total Liabilities	256,729	36,143
Net Assets	$43,603,778	$18,595,215

Net Assets consist of:
Paid-in capital	$40,419,152	$18,496,788
Accumulated earnings	3,184,626	98,427
Net Assets	$43,603,778	$18,595,215
Shares outstanding (unlimited number of shares authorized, no par value)	1,500,000	700,000
Net asset value per share	$29.07	$26.56

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Operations
For the six months ended February 28, 2025 - (Unaudited)

	OneAscent Large Cap Core ETF	OneAscent Core Plus Bond ETF	OneAscent International Equity ETF
Investment Income
Dividend income (net of foreign taxes withheld of $–, $– and $220,927)	$832,772	$—	$818,343
Interest income	22,922	4,248,400	362,435
Total investment income	855,694	4,248,400	1,180,778

Expenses
Adviser	218,161	412,474	503,314
Administration	49,272	72,892	55,462
Custodian	15,472	14,111	16,677
Trustee	10,617	10,617	10,618
Legal	10,190	10,690	10,179
Audit and tax	9,779	10,053	11,309
Report printing	8,697	5,133	6,255
Compliance services	6,985	11,325	7,182
Transfer agent	5,200	5,318	7,318
Pricing	2,415	16,947	1,309
Insurance	2,152	2,291	2,161
Miscellaneous	16,195	18,924	18,980
Total expenses	355,135	590,775	650,764
Fees recouped (waived) by Adviser	(49,615)	—	(3,856)
Net operating expenses	305,520	590,775	646,908
Net investment income	550,174	3,657,625	533,870

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	302,140	(965,674)	661,250
In-kind redemptions	3,687,027	—	—
Foreign currency transactions	—	—	5,102
Change in unrealized appreciation (depreciation) on:
Investment securities	1,950,588	(1,018,916)	(1,845,822)
Foreign currency translations	—	—	(18,333)
Net realized and change in unrealized gain (loss) on investment securities	5,939,755	(1,984,590)	(1,197,803)
Net increase (decrease) in net assets resulting from operations	$6,489,929	$1,673,035	$(663,933)

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Operations (continued)
For the six months ended February 28, 2025 - (Unaudited)

	OneAscent	OneAscent
	Emerging	Small Cap
	Markets ETF	Core ETF
Investment Income
Dividend income (net of foreign taxes withheld of $86,947 and $–)	$425,129	$140,863
Interest income	151,352	—
Total investment income	576,481	140,863

Expenses
Adviser	227,716	28,947
Administration	37,981	26,716
Custodian	11,352	7,810
Audit and tax	11,309	9,863
Trustee	10,617	10,607
Legal	10,179	10,047
Compliance services	6,807	6,168
Report printing	5,730	4,672
Transfer agent	5,539	5,057
Insurance	1,873	—
Pricing	679	1,424
Miscellaneous	19,974	19,827
Total expenses	349,756	131,138
Fees recouped (waived) by Adviser	32,886	(78,076)
Net operating expenses	382,642	53,062
Net investment income	193,839	87,801

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(602,168)	30,886
In-kind redemptions	1,513,525	—
Foreign currency transactions	(67,461)	—
Change in unrealized depreciation on:
Investment securities	(2,997,355)	(633,998)
Foreign currency translations	(974)	—
Net realized and change in unrealized gain (loss) on investment securities	(2,154,433)	(603,112)
Net decrease in net assets resulting from operations	$(1,960,594)	$(515,311)

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets

	OneAscent Large Cap Core ETF		OneAscent Core Plus Bond ETF
	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$550,174	$717,691	$3,657,625	$6,109,145
Net realized gain (loss) on investment securities and foreign currency transactions	3,989,167	7,280,132	(965,674)	(1,040,129)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	1,950,588	10,293,404	(1,018,916)	5,890,842
Net increase in net assets resulting from operations	6,489,929	18,291,227	1,673,035	10,959,858

Distributions to Shareholders From:
Earnings	(859,050)	(277,500)	(3,692,405)	(6,152,345)
Total distributions	(859,050)	(277,500)	(3,692,405)	(6,152,345)

Capital Transactions
Proceeds from shares sold	22,708,151	67,858,036	11,536,465	55,629,937
Amount paid for shares redeemed	(19,437,055)	(7,042,747)	(5,669,116)	(6,840,674)
Net increase in net assets resulting from capital transactions	3,271,096	60,815,289	5,867,349	48,789,263
Total Increase in Net Assets	8,901,975	78,829,016	3,847,979	53,596,776

Net Assets
Beginning of period	$116,212,140	$37,383,124	$163,079,547	$109,482,771
End of period	$125,114,115	$116,212,140	$166,927,526	$163,079,547

Share Transactions
Shares sold	750,000	2,700,000	500,000	2,450,000
Shares redeemed	(650,000)	(250,000)	(250,000)	(300,000)
Net increase in shares outstanding	100,000	2,450,000	250,000	2,150,000

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets (continued)

	OneAscent International Equity ETF		OneAscent Emerging Markets ETF
	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$533,870	$2,249,574	$193,839	$620,466
Net realized gain (loss) on investment securities and foreign currency transactions	666,352	2,159,582	843,896	(1,026,016)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(1,864,155)	10,089,102	(2,998,329)	5,362,489
Net increase (decrease) in net assets resulting from operations	(663,933)	14,498,258	(1,960,594)	4,956,939

Distributions to Shareholders From:
Earnings	(3,193,840)	(1,831,170)	(498,188)	(932,880)
Total distributions	(3,193,840)	(1,831,170)	(498,188)	(932,880)

Capital Transactions
Proceeds from shares sold	31,359,569	47,597,563	2,312,579	55,470,842
Amount paid for shares redeemed	—	(10,494,347)	(32,003,705)	(15,166,926)
Net increase (decrease) in net assets resulting from capital transactions	31,359,569	37,103,216	(29,691,126)	40,303,916
Total Increase (Decrease) in Net Assets	27,501,796	49,770,304	(32,149,908)	44,327,975

Net Assets
Beginning of period	$132,319,387	$82,549,083	$75,753,686	$31,425,711
End of period	$159,821,183	$132,319,387	$43,603,778	$75,753,686

Share Transactions
Shares sold	950,000	1,525,000	75,000	1,900,000
Shares redeemed	—	(325,000)	(1,075,000)	(525,000)
Net increase (decrease) in shares outstanding	950,000	1,200,000	(1,000,000)	1,375,000

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets (continued)

	OneAscent Small Cap Core ETF
	For the Six Months Ended February 28, 2025	For the Period Ended August 31, 2024(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$87,801	$20,096
Net realized gain on investment securities and foreign currency transactions	30,886	59,719
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(633,998)	614,913
Net increase (decrease) in net assets resulting from operations	(515,311)	694,728

Distributions to Shareholders From:
Earnings	(80,990)	—
Total distributions	(80,990)	—

Capital Transactions
Proceeds from shares sold	8,185,754	10,311,034
Net increase in net assets resulting from capital transactions	8,185,754	10,311,034
Total Increase in Net Assets	7,589,453	11,005,762

Net Assets
Beginning of period	$11,005,762	$—
End of period	$18,595,215	$11,005,762

Share Transactions
Shares sold	300,000	400,000
Net increase in shares outstanding	300,000	400,000

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period Ended August 31, 2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$28.69		$23.36	$20.31	$25.00

Investment operations:
Net investment income	0.13		0.17	0.12	0.04
Net realized and unrealized gain (loss) on investments	1.54		5.26	3.01	(4.72)
Total from investment operations	1.67		5.43	3.13	(4.68)

Less distributions to shareholders from:
Net investment income	(0.21)		(0.10)	(0.08)	(0.01)
Total distributions	(0.21)		(0.10)	(0.08)	(0.01)

Net asset value, end of period	$30.15		$28.69	$23.36	$20.31
Market price, end of period	$30.13		$28.72	$23.37	$20.35

Total Return(b)	5.82	%(c)	23.31%	15.48%	(18.71	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$125,114		$116,212	$37,383	$58,378
Ratio of net expenses to average net assets	0.49	%(d)	0.58%	0.86%	0.81	%(d)
Ratio of gross expenses to average net assets before waiver	0.57	%(d)	0.64%	0.86%	0.81	%(d)
Ratio of net investment income to average net assets	0.88	%(d)	0.87%	0.60%	0.28	%(d)
Portfolio turnover rate(e)	12	%(c)	95%	105%	52	%(c)

(a)	For the period November 15, 2021 (commencement of operations) to August 31, 2022.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period Ended August 31, 2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$23.13		$22.34	$23.46	$25.00

Investment operations:
Net investment income	0.51		0.98	0.87	0.24
Net realized and unrealized gain (loss) on investments	(0.26)		0.80	(1.12)	(1.55)
Total from investment operations	0.25		1.78	(0.25)	(1.31)

Less distributions to shareholders from:
Net investment income	(0.51)		(0.99)	(0.87)	(0.23)
Total distributions	(0.51)		(0.99)	(0.87)	(0.23)

Net asset value, end of period	$22.87		$23.13	$22.34	$23.46
Market price, end of period	$22.88		$23.14	$22.33	$23.40

Total Return(b)	1.09	%(c)	8.23%	(1.05)%	(5.23	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$166,928		$163,080	$109,483	$105,563
Ratio of net expenses to average net assets	0.72	%(d)	0.74%	0.77%	0.83	%(d)
Ratio of gross expenses to average net assets before waiver	0.72	%(d)	0.74%	0.77%	0.83	%(d)
Ratio of net investment income to average net assets	4.43	%(d)	4.49%	3.83%	2.51	%(d)
Portfolio turnover rate(e)	65	%(c)	197%	128%	122	%(c)

(a)	For the period March 30, 2022 (commencement of operations) to August 31, 2022.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$33.71		$30.29	$25.00

Investment operations:
Net investment income	0.14		0.56	0.58
Net realized and unrealized gain (loss) on investments	(0.30)		3.44	4.87
Total from investment operations	(0.16)		4.00	5.45

Less distributions to shareholders from:
Net investment income	(0.77)		(0.54)	(0.16)
Net realized gains	—		(0.04)	—
Total distributions	(0.77)		(0.58)	(0.16)

Net asset value, end of period	$32.78		$33.71	$30.29
Market price, end of period	$32.92		$33.83	$30.44

Total Return(b)	(0.43	)%(c)	13.45%	21.89	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$159,821		$132,319	$82,549
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.95	%(d)
Ratio of gross expenses to average net assets before waiver	0.96	%(d)	0.99%	1.11	%(d)
Ratio of net investment income to average net assets	0.78	%(d)	2.16%	2.04	%(d)
Portfolio turnover rate(e)	26	%(c)	31%	13	%(c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$30.30		$27.93	$25.00

Investment operations:
Net investment income	0.18		0.14	0.35
Net realized and unrealized gain (loss) on investments	(1.14)		2.71	2.59
Total from investment operations	(0.96)		2.85	2.94

Less distributions to shareholders from:
Net investment income	(0.27)		(0.19)	(0.01)
Net realized gains	—		(0.29)	—
Total distributions	(0.27)		(0.48)	(0.01)

Net asset value, end of period	$29.07		$30.30	$27.93
Market price, end of period	$29.05		$30.29	$27.85

Total Return(b)	(3.19	)%(c)	10.26%	11.77	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$43,604		$75,754	$31,426
Ratio of net expenses to average net assets	1.25	%(d)	1.25%	1.25	%(d)
Ratio of gross expenses to average net assets before waiver	1.14	%(d)	1.20%	1.73	%(d)
Ratio of net investment income to average net assets	0.63	%(d)	1.29%	1.54	%(d)
Portfolio turnover rate(e)	15	%(c)	35%	45	%(c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Small Cap Core ETF
Financial Highlights
(For a share outstanding during the period)

	For the Six Months Ended February 28, 2025		For the Period Ended August 31, 2024(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$27.51		$25.00

Investment operations:
Net investment income	0.10		0.05
Net realized and unrealized gain (loss) on investments	(0.93)		2.46
Total from investment operations	(0.83)		2.51

Less distributions to shareholders from:
Net investment income	(0.03)		—
Net realized gains	(0.09)		—
Total distributions	(0.12)		—

Net asset value, end of period	$26.56		$27.51
Market price, end of period	$26.55		$27.52

Total Return(b)	(3.01	)%(c)	10.04	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$18,595		$11,006
Ratio of net expenses to average net assets	0.64	%(d)	0.64	%(d)
Ratio of gross expenses to average net assets before waiver	1.58	%(d)	4.96	%(d)
Ratio of net investment income to average net assets	1.06	%(d)	1.31	%(d)
Portfolio turnover rate(e)	15	%(c)	—	%(c)

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs

Notes to the Financial Statements

February 28, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

OneAscent Large Cap Core ETF (the “Large Cap Core ETF”), OneAscent Core Plus Bond ETF (the “Core Plus Bond ETF”), OneAscent International Equity ETF (the “International Equity ETF”), OneAscent Emerging Markets ETF (the “Emerging Markets ETF”) and OneAscent Small Cap Core ETF (the “Small Cap Core ETF”) (each a “Fund” and collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The Funds’ investment adviser is OneAscent Investment Solutions, LLC (the “Adviser”). The Adviser has retained Teachers Advisors, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Core Plus Bond ETF. The investment objective of the Large Cap Core ETF is to seek closely to replicate the returns of the S&P 500 Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process. The investment objective of the Core Plus Bond ETF is to seek total return, with an emphasis on income as the source of that total return, while giving special consideration to certain values-based and impact criteria. The investment objective of the International Equity ETF and Emerging Markets ETF is to seek to achieve long-term capital appreciation. The investment objective of the Small Cap Core ETF is to seek to closely replicate returns of the S&P SmallCap 600 Index, before deduction of expenses, using an instrument universe that is subjected to the OneAscent Values-Based Screening process.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended February 28, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Large Cap Core ETF intends to distribute its dividends from net investment income and net realized long-term and short-term capital gains, if any, at least annually. The Core Plus Bond ETF typically distributes dividends from net investment income monthly and any realized net capital gains, if any, annually. The International Equity ETF, Emerging Markets ETF and Small Cap Core ETF ordinarily distribute dividends from net investment income, if any, annually and distribute net realized gains, if any, to shareholders annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser as Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Large Cap Core ETF
Common Stocks(a)	$123,133,575	$—	$—		$123,133,575
Total	$123,133,575	$—	$—		$123,133,575

Core Plus Bond ETF
Asset Backed Securities	$—	$16,451,655	$—		$16,451,655
Collateralized Mortgage Obligations	—	1,938,714	—		1,938,714
Corporate Bonds	—	72,487,372	—		72,487,372
Foreign Government Bonds	—	1,034,103	—		1,034,103
International Bonds	—	994,151	—		994,151
Municipal Bonds	—	11,407,039	—		11,407,039
Term Loans	—	2,807,147	—		2,807,147
U.S. Government & Agencies	—	58,872,124	—		58,872,124
Total	$—	$165,992,305	$—		$165,992,305

International Equity ETF
Common Stocks(a)	$146,065,164	$—	$—		$146,065,164
Warrants	—	—	—	(b)	—
Total	$146,065,164	$—	$—		$146,065,164

Emerging Markets ETF
Common Stocks(a)	$38,325,386	$—	$—		$38,325,386
Total	$38,325,386	$—	$—		$38,325,386

Small Cap Core ETF
Common Stocks(a)	$17,643,149	$—	$—		$17,643,149
Total	$17,643,149	$—	$—		$17,643,149

(a)	Refer to Schedule of Investments for sector classifications.
(b)	Constellation Software, Inc. is currently being fair valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
Management fee rate	0.35%	0.50%	0.74%	0.74%	0.35%
Management fees earned	$218,161	$412,474	$503,314	$227,716	$28,947
Management fees (waived) recouped	$(49,615)	$—	$(3,856)	$32,886	$(78,076)

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Core Plus Bond ETF. The Sub-Adviser receives a fee from the Adviser for these services.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.49% of the Large Cap Core ETF’s average daily net assets, 0.95% of the International Equity ETF’s average daily net assets, 1.25% of the Emerging Markets ETF’s average daily net assets and 0.64% of the Small Cap Core ETF’s average daily net assets. The contractual arrangements for the Large Cap Core ETF, International Equity ETF, Core Plus Bond ETF, Emerging Markets ETF and Small Cap Core ETF are in place through December 31, 2025. These expense caps may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser.

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable Through	Large Cap Core ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
August 31, 2026	$—	$115,720	$56,927	$—
August 31, 2027	47,612	38,209	—	66,138
February 29, 2028	49,615	3,856	—	78,076

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Large Cap Core ETF	$14,350,066	$15,770,510	$—	$—
Core Plus Bond ETF	22,303,728	21,353,036	85,471,510	79,184,337
International Equity ETF	53,469,438	32,146,996	—	—
Emerging Markets ETF	7,748,992	25,077,301	—	—
Small Cap Core ETF	2,318,217	2,572,868	—	—

For the six months ended February 28, 2025, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Large Cap Core ETF	$22,439,250	$19,139,748
Core Plus Bond ETF	—	—
International Equity ETF	15,045,756	—
Emerging Markets ETF	752,539	11,278,028
Small Cap Core ETF	7,839,579	—

For the six months ended February 28, 2025, the Funds incurred net realized gains on in-kind redemptions as follows:

In-Kind Realized Gains
Large Cap Core ETF	$3,687,027
Core Plus Bond ETF	—
International Equity ETF	—
Emerging Markets ETF	1,513,525
Small Cap Core ETF	—

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund will issue and redeem shares at NAV only in aggregations of large block of shares or “Creation Units” and only to Authorized Participants. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended February 28, 2025, the Large Cap Core ETF, the Core Plus Bond ETF, the International Equity ETF, the Emerging Markets ETF and Small Cap Core ETF received $9,000, $2,600, $17,000, $8,100, and $6,750 in fixed fees, respectively. For the six months ended February 28, 2025, the Large Cap Core ETF had variable charges of $6. The Transaction Fees for each Fund are listed in the table below:

	Fixed Fee	Variable Charge
Large Cap Core ETF	$500	2.00	%*
Core Plus Bond ETF	$200	2.00	%*
International Equity ETF	$1,000	2.00	%*
Emerging Markets ETF	$1,350	2.00	%*
Small Cap Core ETF	$750	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF	Emerging Markets ETF	Small Cap Core ETF
Gross unrealized appreciation	$17,941,025	$2,232,441	$21,293,955	$7,374,979	$1,501,615
Gross unrealized depreciation	(3,169,008)	(3,772,218)	(4,443,412)	(3,173,985)	(1,520,700)
Net unrealized appreciation (depreciation) on investments	$14,772,017	$(1,539,777)	$16,850,543	$4,200,994	$(19,085)
Tax cost of investments	$108,361,558	$167,532,082	$129,214,621	$34,124,392	$17,662,234

The tax character of distributions paid for the fiscal year ended August 31, 2024, the Funds’ most recent fiscal year end, were as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF
Distributions paid from:
Ordinary income	$277,500	$5,848,375	$1,831,170
Total distributions paid	$277,500	$5,848,375	$1,831,170

	Emerging Markets ETF	Small Cap Core ETF
Distributions paid from:
Ordinary income	$932,880	$—
Total distributions paid	$932,880	$—

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Core ETF	Core Plus Bond ETF	International Equity ETF
Undistributed ordinary income	$514,775	$692,972	$2,760,869
Distributions payable	—	(675,390)	—
Accumulated capital and other losses	(2,103,143)	(5,999,536)	(128,630)
Unrealized appreciation (depreciation) on investments	12,822,885	(544,182)	17,732,944
Total accumulated earnings (deficit)	$11,234,517	$(6,526,136)	$20,365,183

	Emerging Markets ETF	Small Cap Core ETF
Undistributed ordinary income	$490,602	$78,294
Undistributed long-term capital gains	—	161
Distributions payable	—	—
Accumulated capital and other losses	(1,889,243)	—
Unrealized appreciation on investments	7,042,049	616,273
Total accumulated earnings	$5,643,408	$694,728

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

As of August 31, 2024, the Funds had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration, presented in the table below. The Large Cap Core ETF utilized short-term and long-term capital loss carryforwards in the amount of $4,594,253 and $1,695,128, respectively.

	Short-term Losses	Long-term Losses
Large Cap Core ETF	$520,621	$1,582,522
Core Plus Bond ETF	3,662,766	2,336,770
International Equity ETF	128,630	—
Emerging Markets ETF	735,270	1,153,973
Small Cap Core ETF	—	—

OneAscent ETFs

Notes to the Financial Statements (continued)

February 28, 2025 - (Unaudited)

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 28, 2025, the Large Cap Core ETF and Emerging Markets ETF had 35.2% and 30.8% of the value of its net assets invested in securities within the Technology sector, respectively.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 222-8274 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Tactical Multi-Purpose Fund

Semi-Annual Financial Statements and Additional Information

February 28, 2025

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 550-1071

Tactical Multi-Purpose Fund

Schedule of Investments

February 28, 2025 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 59.38%	Principal Amount	Fair Value
United States Treasury Bill, 4.23%, 4/3/2025(a)	$16,000	$15,941
Total U.S. Government & Agencies (Cost $15,938)		15,941

MONEY MARKET FUNDS — 29.45%	Shares
First American Government Obligations Fund, Class X, 4.29%(b)	7,908	7,908
Total Money Market Funds (Cost $7,908)		7,908

Total Investments — 88.83% (Cost $23,846)		23,849
Other Assets in Excess of Liabilities — 11.17%		2,999
NET ASSETS — 100.00%		$26,848

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2025, the percentage of net assets invested in this security was 59.38% of the Fund.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes which are an integral part of these financial statements.

1

Tactical Multi-Purpose Fund

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $23,846)	$23,849
Interest receivable	33
Receivable from Adviser	24,367
Prepaid expenses	1,378
Total Assets	49,627

Liabilities
Payable to affiliates	11,803
Payable to trustees	39
Other accrued expenses	10,937
Total Liabilities	22,779
Net Assets	$26,848

Net Assets consist of:
Paid-in capital	$26,544
Accumulated earnings	304
Net Assets	$26,848
Shares outstanding (unlimited number of shares authorized, no par value)	2,705
Net asset value, offering and redemption price per share	$9.92

See accompanying notes which are an integral part of these financial statements.

2

Tactical Multi-Purpose Fund

Statement of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

Investment Income
Dividend income	$457
Interest income	108
Total investment income	565

Expenses
Administration	16,835
Fund accounting	14,878
Legal	11,522
Trustee	9,812
Compliance services	6,723
Audit and tax	6,075
Transfer agent	5,951
Custodian	2,480
Report printing	1,452
Registration	88
Adviser	33
Miscellaneous	9,612
Total expenses	85,461
Fees waived and/or expenses reimbursed by Adviser	(77,958)
Fees reduced by Administrator	(7,370)
Net operating expenses	133
Net investment income	432

Net change in unrealized depreciation of investment securities	(1)
Net realized and change in unrealized loss on investments	(1)
Net increase in net assets resulting from operations	$431

See accompanying notes which are an integral part of these financial statements.

3

Tactical Multi-Purpose Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025	For the Year Ended August 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$432	$1,102
Net change in unrealized appreciation (depreciation) of investment securities	(1)	48
Net increase in net assets resulting from operations	431	1,150

Distributions From:
Earnings	(1,063)	(961)
Total distributions	(1,063)	(961)

Capital Transactions
Reinvestment of distributions	1,063	961
Net increase in net assets resulting from capital transactions	1,063	961
Total Increase in Net Assets	431	1,150

Net Assets
Beginning of period	26,417	25,267
End of period	$26,848	$26,417

Share Transactions
Shares issued in reinvestment of distributions	107	98
Net increase in shares	107	98

See accompanying notes which are an integral part of these financial statements.

4

Tactical Multi-Purpose Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.17		$10.11	$9.80	$9.84	$9.93	$9.95

Investment operations:
Net investment income (loss)	0.16		0.43	0.33	(0.04)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	—	(a)	0.01	(0.02)	— (a)	—	— (a)
Total from investment operations	0.16		0.44	0.31	(0.04)	(0.09)	(0.02)

Less distributions to shareholders from:
Net investment income	(0.41)		(0.38)	—	—	—	—
Total distributions	(0.41)		(0.38)	—	—	—	—

Net asset value, end of period	$9.92		$10.17	$10.11	$9.80	$9.84	$9.93

Total Return(b)	1.59	%(c)	4.52%	3.16%	(0.41)%	(0.91)%	(0.20)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$27		$26	$25	$24	$25	$25
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets before waiver and reimbursement	647.33	%(d)	630.32%	657.38%	644.19%	635.29%	596.00%
Ratio of net investment income (loss) to average net assets	3.27	%(d)	4.27%	3.30%	(0.44)%	(0.91)%	(0.20)%
Portfolio turnover rate	—	%(c)	—%	—%	—%	—%	—%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund

Notes to the Financial Statements

February 28, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on

6

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 28, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 28, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

7

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

8

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not

9

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$15,941	$—	$15,941
Money Market Funds	7,908	—	—	7,908
Total	$7,908	$15,941	$—	$23,849

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

10

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2025, the Adviser earned management fees of $33 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the six months ended February 28, 2025, the Adviser waived fees and/or expenses in the amount of $77,958.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2025, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2025	$79,073
August 31, 2026	156,166
August 31, 2027	156,037
February 28, 2028	77,958

11

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Ultimus has agreed to waive its fees to the extent necessary so that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $156,000 annually, based on a twelve-month period commencing April 1 and ending March 31 (the “Annual Period”). The waiver will accrue on a monthly basis such that the Fund’s operating expenses for any month during the Annual Period will not exceed the sum of $13,000 (the “Monthly Expense Cap”), provided that Ultimus may recoup any fees waived by Ultimus in a prior month during the Annual Period to the extent of any unused amount of the Monthly Expense Cap in the current month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund. During the six months ended February 28, 2025, the total amount waived by Ultimus was $7,370.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-

12

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2025, there were no purchases or sales of investment securities, other than short-term investments.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2025.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At February 28, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$3
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$3
Tax cost of investments	$23,846

The tax character of distributions paid for the fiscal year ended August 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$961
Total distributions paid	$961

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$932
Unrealized appreciation on investments	4
Total accumulated earnings	$936

13

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax year ended August 31, 2024, the Fund deferred qualified late year ordinary losses in the amount of $0.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Tactical Multi-Purpose Fund (the “Tactical Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Tactical Fund and, as required by law, has considered the renewal of the Tactical Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 19, 2025 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2025, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager, Institutional Funds Team Lead, Vice President Institutional Operations, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Tactical Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher currently provides to the Tactical Fund and will provide when the strategy is deployed, which include, but are not limited to, providing a continuous investment program for the Tactical Fund, adhering to the Tactical Fund’s investment strategy and any restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Tactical Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Tactical Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Tactical Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review. They noted the strategic nature of the Tactical Fund, Fisher’s market outlook with respect to use of

15

Additional Information (Unaudited) (continued)

the Tactical Fund and continued evaluation of the necessity for the Tactical Fund, the fact that the strategy has not yet been deployed, and the timeline necessary for the strategy to be deployed. The Trustees concluded that they were satisfied with the nature, extent, and expect the same quality of investment management services to be provided by Fisher to the Tactical Fund upon deployment of the strategy.

(ii) Fund Performance. The Trustees next noted that Fisher has not yet deployed the strategy, which is intended to be used strategically under extraordinary market circumstances. Therefore, the Tactical Fund’s performance to date consists of returns from minimal money market fund holdings. In response to inquiries from the Trustees, Fisher discussed the market conditions that would trigger deployment of the Tactical Fund and the post-deployment investment strategy. The Trustees concluded that Fisher has the ability to manage the Tactical Fund successfully in accordance with its investment strategy.

(iii) Fee Rate and Profitability. The Trustees reviewed the management fee but noted that Fisher is waiving its management fee and that it has contractually agreed to reimburse expenses of the Tactical Fund to the extent they exceed 1.00% annually through December 31, 2029. The Trustees noted that the Tactical Fund is not profitable to Fisher, and it has not been deployed with respect to any clients/shareholders.

(iv) Economies of Scale. The Trustees also considered whether Fisher may realize economies of scale when Fisher deploys the Tactical Fund’s strategy. The Trustees determined that, so long as Fisher continues to waive its management fee and/or reimburse the Tactical Fund’s expenses, and due to the nature of the Tactical Fund’s strategy, Fisher is not expected to realize benefits from economies of scale in managing the Tactical Fund. They further concluded that reductions or breakpoints are not a relevant consideration at this time.

16

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 550-1071 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	5/1/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	5/1/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	5/1/2025